UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201- 6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Emerging Markets Corporate Debt Fund

Emerging Markets Currency Fund

Emerging Markets Local Bond Fund

Multi-Asset Global Opportunity Fund

For the six-month period ended June 30, 2017

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

11	Emerging Markets Corporate Debt Fund

21	Emerging Markets Currency Fund

48	Emerging Markets Local Bond Fund

55	Multi-Asset Global Opportunity Fund

58	Statements of Assets and Liabilities

62	Statements of Operations

64	Statements of Changes in Net Assets

68	Financial Highlights

84	Notes to Financial Statements

112	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Corporate Debt Fund, Lord Abbett Emerging Markets Currency Fund, Lord Abbett Emerging Markets Local Bond Fund, and Lord Abbett Multi-Asset Global Opportunity Fund
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended June 30, 2017. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/17-
	1/1/17	6/30/17	6/30/17
Class A
Actual	$1,000.00	$1,051.00	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,048.00	$8.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class F
Actual	$1,000.00	$1,051.50	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class F3
Actual	$1,000.00	$1,016.70	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.10	$3.34
Class I
Actual	$1,000.00	$1,052.80	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R2
Actual	$1,000.00	$1,052.10	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R3
Actual	$1,000.00	$1,052.10	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R4
Actual	$1,000.00	$1,051.50	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.51
Class R5
Actual	$1,000.00	$1,052.80	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.26
Class R6*
Actual	$1,000.00	$1,053.50	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.77% for Class C, 0.95% for Class F, 0.67% for Class F3, 0.85% for Classes I, R2 and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.72% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, C, F, I, R2, R3, R4, R5, and R6) and multiplied by 87/365 (to reflect the period from April 4, 2017, commencement of operations, to June 30, 2017, for Class F3).
*	The annualized expenses for class R6 have been updated to 0.67%. Had the updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class R6	$3.41	$3.36

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Auto	0.47%
Basic Industry	0.47%
Consumer Cyclical	2.38%
Consumer Discretionary	0.95%
Consumer Services	2.38%
Consumer Staples	3.81%
Energy	17.62%
Financial Services	30.48%
Foreign Government	5.71%
Government	0.48%
Sector*	%**
Health Care	12.86%
Materials & Processing	0.95%
Other	0.95%
Producer Durables	2.86%
Technology	6.67%
Telecommunications	2.86%
Transportation	1.43%
Utilities	6.19%
Repurchase Agreement	0.48%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Currency Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/17-
	1/1/17	6/30/17	6/30/17
Class A
Actual	$1,000.00	$1,068.90	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class B
Actual	$1,000.00	$1,066.50	$8.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.27	$8.60
Class C
Actual	$1,000.00	$1,065.40	$7.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.65
Class F
Actual	$1,000.00	$1,069.40	$4.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class F3
Actual	$1,000.00	$1,017.00	$1.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.20	$1.70
Class I
Actual	$1,000.00	$1,070.00	$3.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61
Class R2
Actual	$1,000.00	$1,066.70	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.61
Class R3
Actual	$1,000.00	$1,067.50	$6.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01
Class R4
Actual	$1,000.00	$1,068.60	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class R5
Actual	$1,000.00	$1,070.10	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$3.66
Class R6
Actual	$1,000.00	$1,070.20	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.72% for Class B, 1.53% for Class C, 0.81% for Class F, 0.71% for Class F3, 0.72% for Class I, 1.32% for Class R2, 1.20% for Class R3, 0.95% for Class R4, 0.73% for Class R5 and 0.71% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 87/365 (to reflect the period from April 4, 2017, commencement of operations, to June 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Asset Backed	15.57%
Automotive	1.71%
Banking	5.33%
Basic Industry	2.99%
Capital Goods	1.49%
Collateralized Mortgage Obligations	36.46%
Consumer Cyclical	0.85%
Consumer Discretionary	7.25%
Energy	1.49%
Financial Services	1.07%
Foreign Government	2.13%
Gaming/Leisure	1.07%
Government	1.49%
Healthcare	1.71%
Insurance	0.21%
Sector*	%**
Leisure	2.77%
Media	1.07%
Mortgage Backed	0.85%
Mortgage-Backed	4.26%
Municipal	1.28%
Producer Durables	0.85%
Real Estate	4.90%
Retail	3.20%
Services	15.57%
Technology	1.71%
Technology & Electronics	5.33%
Telecommunications	2.99%
Transportation	1.49%
Utility	36.46%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Local Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/17-
	1/1/17	6/30/17	6/30/17
Class A
Actual	$1,000.00	$1,101.40	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,098.00	$8.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.41	$8.45
Class F
Actual	$1,000.00	$1,100.90	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.76
Class F3
Actual	$1,000.00	$1,029.60	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.20	$1.77
Class I
Actual	$1,000.00	$1,101.50	$4.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R2
Actual	$1,000.00	$1,101.40	$4.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R3
Actual	$1,000.00	$1,101.40	$4.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R4
Actual	$1,000.00	$1,101.70	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.51
Class R5
Actual	$1,000.00	$1,102.00	$4.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R6
Actual	$1,000.00	$1,102.40	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.71

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.69% for Class C, 0.95% for Class F, 0.74% for Class F3, 0.85% for Classes I, R2 and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.74% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 87/365 (to reflect the period from April 4, 2017, commencement of operations, to June 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Consumer Services	0.74%
Energy	1.46%
Financial Services	3.71%
Foreign Government	87.71%
Telecommunications	2.42%
Transportation	0.68%
Utilities	3.28%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/17-
	1/1/17	6/30/17	6/30/17
Class A
Actual	$1,000.00	$1,059.90	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
Class B
Actual	$1,000.00	$1,055.80	$7.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class C
Actual	$1,000.00	$1,055.40	$7.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$6.95
Class F
Actual	$1,000.00	$1,059.70	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$2.46
Class F3
Actual	$1,000.00	$1,022.30	$1.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,011.40	$1.25
Class I
Actual	$1,000.00	$1,060.80	$1.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.86	$1.96
Class R2
Actual	$1,000.00	$1,057.80	$5.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$4.96
Class R3
Actual	$1,000.00	$1,058.20	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36
Class R4
Actual	$1,000.00	$1,059.80	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class R5
Actual	$1,000.00	$1,060.70	$1.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.86	$1.96
Class R6
Actual	$1,000.00	$1,061.00	$1.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.55	$1.25

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.64% for Class A, 1.40% for Class B, 1.39% for Class C, 0.49% for Class F, 0.25% for Class F3, 0.39% for Class I, 0.99% for Class R2, 0.87% for Class R3, 0.63% for Class R4, 0.39% for Class R5 and 0.25% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Class A, B, C, F, I, R2, R3, R4, R5, and R6) and multiplied by 87/365 (to reflect the period from April 4, 2017, commencement of operations, to June 30, 2017 for Class F3).

Portfolio Holdings Presented by Portfolio Allocation

June 30, 2017

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	7.48%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	12.52%
Lord Abbett Investment Trust-Convertible Fund-Class I	4.95%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	10.10%
Lord Abbett Investment Trust-High Yield Fund-Class I	20.14%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	1.99%
Lord Abbett Securities Trust-International Core Equity Fund-Class I	3.48%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	28.43%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	10.04%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.87%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
LONG-TERM INVESTMENTS 96.29%

CORPORATE BONDS 90.50%

Air Transportation 1.22%
Emirates Airline (United Arab Emirates)†(a)	4.50%		2/6/2025		$152	$154,522
Gol LuxCo SA (Luxembourg)†(a)	8.875%		1/24/2022		200	183,500
Latam Finance Ltd.†	6.875%		4/11/2024		200	203,930
Total						541,952

Automotive 0.45%
Hyundai Capital America†	2.60%		3/19/2020		200	200,618

Banks: Regional 22.74%
ADCB Finance Cayman Ltd.	2.75%		9/16/2019		200	201,782
Akbank TAS (Turkey)†(a)	4.00%		1/24/2020		200	199,919
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021		200	227,618
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%		5/21/2020		200	202,507
Banco de Bogota SA (Colombia)†(a)	6.25%		5/12/2026		200	213,524
Banco de Credito del Peru (Peru)†(a)	4.25%		4/1/2023		200	212,500
Banco de Credito e Inversiones (Chile)†(a)	4.00%		2/11/2023		200	208,404
Banco do Brasil SA†	6.25%	#	–	(b)	200	171,200
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(a)	4.375%		4/11/2027		150	150,405
Banco Mercantil del Norte SA (Mexico)†(c)	7.625%	#	–	(b)	200	207,460
Banco Regional SAECA (Paraguay)†(a)	8.125%		1/24/2019		150	159,975
Bancolombia SA (Colombia)(a)	5.95%		6/3/2021		150	165,615
Bangkok Bank PCL (Hong Kong)†(a)	4.80%		10/18/2020		100	106,803
Bangkok Bank PCL (Hong Kong)†(a)	5.00%		10/3/2023		200	222,685
Bank of China Ltd. (China)†(a)	5.00%		11/13/2024		200	214,759
Bank of China Ltd. (Hong Kong)(a)	3.875%		6/30/2025		200	206,212
Bank of India (Jersey)(a)	3.125%		5/6/2020		200	199,376
BBVA Banco Continental SA (Peru)†(a)	5.00%		8/26/2022		200	217,750
EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%		2/19/2019		200	201,558
Finansbank AS (Turkey)†(a)	4.875%		5/19/2022		200	198,483
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%		11/16/2020		200	218,700
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%		5/26/2020		400	398,578
Industrial Bank of Korea (South Korea)†(a)	2.00%		4/23/2020		200	197,230
Itau Unibanco Holding SA†	5.50%		8/6/2022		200	207,750
KEB Hana Bank (South Korea)(a)	2.50%		6/12/2019		400	401,511
Korea Development Bank (The) (South Korea)(a)	2.50%		1/13/2021		200	199,302

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
National Savings Bank (Sri Lanka)†(a)	5.15%		9/10/2019	$200	$203,240
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%		5/30/2022	200	198,221
Oversea-Chinese Banking Corp., Ltd. (Singapore)†(a)	3.15%	#	3/11/2023	200	201,074
Popular, Inc.	7.00%		7/1/2019	30	31,650
QNB Finance Ltd.	2.875%		4/29/2020	400	397,420
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022	200	218,172
Shinhan Bank (South Korea)†(a)	2.25%		4/15/2020	200	198,232
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.125%	#	5/24/2027	200	198,544
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%		4/20/2021	200	212,415
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%		6/4/2019	200	201,169
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%		2/11/2021	400	395,173
Turkiye Is Bankasi (Turkey)†(a)	3.75%		10/10/2018	400	400,619
Turkiye Is Bankasi (Turkey)†(a)	6.125%		4/25/2024	300	304,477
Turkiye Is Bankasi (Turkey)†(a)	7.00%	#	6/29/2028	200	200,234
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.625%		5/30/2022	200	199,942
United Overseas Bank Ltd. (Singapore)(a)	3.50%	#	9/16/2026	200	204,130
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%		11/22/2025	200	222,222
Woori Bank (South Korea)†(a)	4.75%		4/30/2024	200	209,856
Zenith Bank plc (Nigeria)†(a)	6.25%		4/22/2019	200	201,264
Zenith Bank plc (Nigeria)†(a)	7.375%		5/30/2022	200	196,340
Total					10,106,000

Beverages 0.98%
Becle SAB de CV (Mexico)†(a)	3.75%		5/13/2025	150	149,999
Central American Bottling Corp. (Guatemala)†(a)	5.75%		1/31/2027	200	211,780
Corporacion Lindley SA (Peru)†(a)	4.625%		4/12/2023	70	73,150
Total					434,929

Building Materials 0.84%
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%		7/17/2024	200	170,410
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	5.25%		6/23/2024	200	204,400
Total					374,810

Business Services 2.17%
Acwa Power Management & Investments One Ltd. United Arab Emirates)†(a)	5.95%		12/15/2039	200	204,581
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%		7/30/2027	200	198,689
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030	200	207,750

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Business Services (continued)
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	$300	$353,338
Total				964,358

Chemicals 1.91%
Braskem Finance Ltd.	6.45%	2/3/2024	200	214,000
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022	200	197,480
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	226,385
PTT Global Chemical PCL (Thailand)†(a)	4.25%	9/19/2022	200	212,726
Total				850,591

Computer Software 0.86%
GCX Ltd. (India)†(a)	7.00%	8/1/2019	200	181,026
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	201,480
Total				382,506

Diversified 1.71%
Grupo KUO SAB De CV (Mexico)†(a)(c)	5.75%	7/7/2027	200	201,250
Hutchison Whampoa International 03/33 Ltd.	7.45%	11/24/2033	100	141,387
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	400	418,862
Total				761,499

Drugs 0.47%
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	206,712

Electric: Power 7.71%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	201,504
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.375%	6/22/2026	200	206,129
Capex SA (Argentina)†(a)	6.875%	5/15/2024	200	202,750
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	200	203,000
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	115,258
Empresa de Energia de Bogota SA ESP (Colombia)†(a)	6.125%	11/10/2021	200	206,700
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	206,750
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	209,385
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	200	202,411
Inkia Energy Ltd. (Peru)†(a)	8.375%	4/4/2021	200	207,700
Israel Electric Corp. Ltd. (Israel)†(a)	5.00%	11/12/2024	200	215,400
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	200	203,500
Orazul Energy Egenor S en C por A (Peru)†(a)	5.625%	4/28/2027	200	196,000

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	$200	$218,500
Saudi Electricity Global Sukuk Co. 3†	5.50%	4/8/2044	400	431,640
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	200	199,521
Total				3,426,148

Engineering & Contracting Services 1.90%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	6.75%	3/30/2029	200	217,502
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	207,297
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026	200	214,798
Mexico City Airport Trust (Mexico)†(a)	4.25%	10/31/2026	200	205,554
Total				845,151

Financial Services 1.37%
Guanay Finance Ltd.†	6.00%	12/15/2020	146	150,613
SUAM Finance BV (Curacao)(a)	4.875%	4/17/2024	100	106,365
SURA Asset Management SA (Colombia)†(a)	4.375%	4/11/2027	150	151,875
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(a)	7.00%	1/15/2025	200	198,500
Total				607,353

Food 2.32%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	185	197,025
Cencosud SA (Chile)†(a)	4.875%	1/20/2023	200	215,239
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	217,250
Minerva Luxembourg SA (Luxembourg)†(a)	6.50%	9/20/2026	200	195,500
SMU SA (Chile)†(a)	7.75%	2/8/2020	200	205,854
Total				1,030,868

Household Equipment/Products 0.45%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	200	201,702

Insurance 0.45%
AIA Group Ltd. (Hong Kong)†(a)	2.25%	3/11/2019	200	200,049

Investment Management Companies 0.48%
GrupoSura Finance SA†	5.50%	4/29/2026	200	215,500

Lodging 0.46%
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	200	205,500

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Machinery: Agricultural 0.94%
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	$200	$215,120
MHP SA (Ukraine)†(a)	7.75%	5/10/2024	200	203,460
Total				418,580

Media 2.61%
Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	200	212,688
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	200	222,500
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	150	159,375
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	132	153,634
Myriad International Holdings BV (Netherlands)†(a)(c)	4.85%	7/6/2027	200	201,500
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	212,500
Total				1,162,197

Metal Fabricating 0.10%
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	39	42,510

Metals & Minerals: Miscellaneous 4.86%
AngloGold Ashanti Holdings plc (Isle of Man)(a)	6.50%	4/15/2040	150	153,240
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	66	64,680
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	203,200
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	222,750
Hudbay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	48	50,520
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023	200	199,475
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	6.625%	10/14/2022	200	224,607
Petra Diamonds US Treasury plc (United Kingdom)†(a)	7.25%	5/1/2022	200	205,189
Southern Copper Corp. (Peru)(a)	3.50%	11/8/2022	120	122,278
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	240	258,485
Vedanta Resources plc (India)†(a)	7.125%	5/31/2023	200	206,210
VM Holding SA (Luxembourg)†(a)	5.375%	5/4/2027	200	202,400
Volcan Cia Minera SAA (Peru)†(a)	5.375%	2/2/2022	45	46,237
Total				2,159,271

Natural Gas 1.83%
China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	200	205,500
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	206,250
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	170	193,472
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	208,500
Total				813,722

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil 14.02%
CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	3.875%	5/2/2022	$400	$415,981
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	200,382
CNPC General Capital Ltd.†	3.95%	4/19/2022	200	209,886
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	200	205,600
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	100	103,875
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	219,000
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	305	299,663
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	92,300
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	400	403,386
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	20	18,500
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	205,000
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	205,116
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	55	42,797
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	450	444,150
Petrobras Global Finance BV (Netherlands)(a)	7.375%	1/17/2027	672	712,656
Petroleos del Peru SA (Peru)†(a)	5.625%	6/19/2047	200	203,000
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	39	38,007
Petroleos Mexicanos (Mexico)†(a)	5.375%	3/13/2022	20	21,080
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	272	241,808
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	106,461
PT Pertamina Persero (Indonesia)†(a)	5.625%	5/20/2043	200	207,417
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	200	201,284
PTT PCL (Thailand)†(a)	3.375%	10/25/2022	200	203,771
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	259,094
Sinopec Group Overseas Development 2015 Ltd.†	4.10%	4/28/2045	200	199,280
SM Energy Co.	6.50%	1/1/2023	40	38,300
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	200	193,290
YPF SA (Argentina)†(a)	8.50%	7/28/2025	477	538,533
Total				6,229,617

Oil: Crude Producers 0.91%
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	208,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	188	195,856
Total				403,856

Paper & Forest Products 0.45%
Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	200	198,100

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts 2.59%
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	$200	$207,290
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	113,000
MAF Sukuk Ltd.	4.50%	11/3/2025	200	209,250
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%	2/10/2022	200	220,374
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	2.75%	3/7/2020	200	201,698
Theta Capital Pte Ltd. (Singapore)(a)	6.75%	10/31/2026	200	200,295
Total				1,151,907

Retail 1.79%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	220	221,140
InRetail Consumer (Peru)†(a)	5.25%	10/10/2021	100	103,750
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	200	205,500
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	200	209,665
Yum! Brands, Inc.	5.35%	11/1/2043	60	54,450
Total				794,505

Steel 1.84%
ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	212,250
GTL Trade Finance, Inc.†	5.893%	4/29/2024	200	202,600
Vale Overseas Ltd. (Brazil)(a)	4.375%	1/11/2022	180	183,654
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	54,062
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	152	163,780
Total				816,346

Technology 2.75%
Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	400	412,656
Baidu, Inc. (China)(a)	3.50%	11/28/2022	200	205,632
JD.com, Inc. (China)(a)	3.875%	4/29/2026	200	198,120
Tencent Holdings Ltd. (China)†(a)	2.875%	2/11/2020	400	405,401
Total				1,221,809

Telecommunications 6.38%
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	210,878
Columbus Cable Barbados Ltd. (Barbados)†(a)	7.375%	3/30/2021	200	212,750
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	200	175,260
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	188,816
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	203,797
HKT Capital No 2 Ltd.	3.625%	4/2/2025	200	202,113
IHS Netherlands Holdco BV (Netherlands)†(a)	9.50%	10/27/2021	200	204,731

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Telecommunications (continued)
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	5.00%		5/30/2023		$200	$205,575
Ooredoo International Finance Ltd.†	3.25%		2/21/2023		400	395,130
Ooredoo International Finance Ltd.†	3.875%		1/31/2028		200	198,239
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%		9/8/2021		200	214,900
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%		12/13/2022		200	209,878
VimpelCom Holdings BV (Netherlands)†(a)	5.95%		2/13/2023		200	213,000
Total						2,835,067

Transportation: Miscellaneous 0.94%
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%		7/10/2042		200	213,224
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%		2/9/2024		200	205,920
Total						419,144
Total Corporate Bonds (cost $39,009,605)						40,222,877

FOREIGN GOVERNMENT OBLIGATIONS 5.79%

Argentina 2.10%
Provincia de Buenos Aires†(a)	6.50%		2/15/2023		111	113,609
Provincia de Buenos Aires†(d)	24.08%	#	5/31/2022	ARS	1,600	98,424
Provincia of Neuquen†(a)	7.50%		4/27/2025		$88	90,420
Provincia of Neuquen†(a)	8.625%		5/12/2028		150	168,712
Republic of Argentina(a)	6.875%		1/26/2027		196	203,154
Republic of Argentina(a)	8.28%		12/31/2033		234	260,598
Total						934,917

Cayman Islands 0.26%
Ivory Coast†(d)	5.125%		6/15/2025	EUR	100	115,709

Chile 0.45%
Republic of Chile(a)	3.86%		6/21/2047		$200	200,875

Costa Rica 0.47%
Costa Rica Government†(a)	7.158%		3/12/2045		200	210,750

Guatemala 0.45%
Republic of Guatemala†(a)	4.375%		6/5/2027		200	198,900

Panama 0.46%
Republic of Panama(a)	4.50%		5/15/2047		200	202,750

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Senegal 0.46%
Republic of Senegal†(a)	6.25%	5/23/2033		$200	$203,502

South Africa 0.21%
Republic of South Africa(d)	7.00%	2/28/2031	ZAR	1,460	91,477

Sri Lanka 0.45%
Republic of Sri Lanka†(a)	6.20%	5/11/2027		$200	200,182

Zambia 0.48%
Republic of Zambia†(a)	8.97%	7/30/2027		200	213,540
Total Foreign Government Obligations (cost $2,522,227)					2,572,602
Total Long-Term Investments (cost $41,531,832)					42,795,479

SHORT-TERM INVESTMENT 2.59%

Repurchase Agreement
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $1,180,000 of U.S. Treasury Note at 1.375% due 8/31/2020; value: $1,177,961; proceeds: $1,151,163 (cost $1,151,152)				1,151	1,151,152
Total Investments in Securities 98.88% (cost $42,682,984)					43,946,631
Cash and Other Assets in Excess of Liabilities(e) 1.12%					496,676
Net Assets 100.00%					$44,443,307

EUR	euro.
ARS	Argentine Peso
ZAR	South African rand.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2017

Open Forward Foreign Currency Exchange Contracts at June 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Sell	State Street
		Bank and Trust	8/16/2017	100,000	$112,230	$114,461	$(2,231)

Open Futures Contracts at June 30, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 10-Year Treasury Note	September 2017	15	Short	$(1,882,969)	$ 7,754
U.S. Long Bond	September 2017	11	Short	(1,690,562)	13,794
Totals				$(3,573,531)	$21,548

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
U.S. 2-Year Treasury Note	September 2017	5	Long	$1,080,547	$(1,650)
U.S. 5-Year Treasury Note	September 2017	25	Long	2,945,898	(5,903)
Totals				$4,026,445	$(7,553)

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$40,222,877	$–	$40,222,877
Foreign Government Obligations	–	2,572,602	–	2,572,602
Repurchase Agreement	–	1,151,152	–	1,151,152
Total	$–	$43,946,631	$–	$43,946,631
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2,231)	–	(2,231)
Futures Contracts
Assets	21,548	–	–	21,548
Liabilities	(7,553)	–	–	(7,553)
Total	$13,995	$(2,231)	$–	$11,764

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 83.90%

ASSET-BACKED SECURITIES 16.67%

Automobiles 6.35%
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	$132	$131,583
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	353	352,294
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	407	411,289
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,762	1,767,464
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	359	357,250
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	38	37,640
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	160	159,524
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	540	540,975
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	280	279,721
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	152	151,860
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	224	226,118
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	171	171,050
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	898	903,065
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	326	325,169
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	214	211,355
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	362	365,254
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	874	875,123
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	222	224,379
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	132	132,010
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	190	203,794
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	300	300,349
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	800	803,838
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	22	22,085
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	89	88,962
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	357	356,509
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	648	647,239

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	$641	$640,171
Hyundai Auto Receivables Trust 2014-B A3	0.90%		12/17/2018	86	86,428
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.059%	#	3/15/2021	197	198,890
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	229	228,876
OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	889	888,786
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	580	581,430
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	405	405,848
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	537	542,489
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	345	352,810
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	213	217,739
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	346	345,806
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	260	259,685
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	614	613,220
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	113	112,794
Total					15,520,871

Credit Cards 2.27%
Capital One Multi-Asset Execution Trust 2015-A3	1.559%	#	3/15/2023	1,928	1,941,223
Chase Issuance Trust 2015-A5	1.36%		4/15/2020	1,155	1,154,122
Discover Card Execution Note Trust 2016-A2	1.699%	#	9/15/2021	564	567,935
MBNA Credit Card Master Note Trust 2004-A3	1.419%		8/16/2021	675	676,499
Synchrony Credit Card Master Note Trust 2014-1 A	1.61%		11/15/2020	1,200	1,200,766
Total					5,540,545

Other 8.05%
Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	497	497,128
Ammc CLO 19 Ltd. 2016-19A A†	2.658%	#	10/15/2028	750	753,021
Apidos CLO X 2012-10A A†	2.59%	#	10/30/2022	799	800,522
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	257	256,500
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	271	269,283
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	175	175,446
Birchwood Park CLO Ltd. 2014-1A AR†	2.338%	#	7/15/2026	1,000	1,001,884
BlueMountain CLO Ltd. 2014-4A A1R†	2.55%	#	11/30/2026	1,000	1,002,206
Cent CLO Ltd. 2013-17A A1†	2.47%	#	1/30/2025	1,633	1,633,397
Cent CLO Ltd. 2013-19A A1A†	2.50%	#	10/29/2025	900	901,041

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
CIFC Funding Ltd. 2014-5A A1R†	2.558%	#	1/17/2027	$1,000	$1,002,990
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	149	148,722
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	305	304,730
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	203	200,293
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	163	164,785
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	883	891,674
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	481	480,947
Fortress Credit BSL Ltd. 2013-1A A†	2.338%	#	1/19/2025	855	855,973
H/2 Asset Funding 2014-1 Ltd.	2.348%		3/19/2037	2,000	1,999,977
JFIN Revolver CLO Ltd. 2015-3A A1†	2.656%	#	4/20/2023	53	53,375
Marathon CLO IV Ltd. 2012-4A A1†	2.562%	#	5/20/2023	216	215,861
Mountain Hawk II CLO Ltd. 2013-2A A1†	2.316%	#	7/22/2024	1,500	1,497,764
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	305	312,313
SLM Private Education Loan Trust 2010-A 2A†	4.409%	#	5/16/2044	769	797,630
SLM Private Education Loan Trust 2013-B A1†	1.809%	#	7/15/2022	45	45,441
SLM Student Loan Trust 2011-1 A1	1.736%	#	3/25/2026	321	322,111
Venture XVIII CLO Ltd. 2014-18A A†	2.608%	#	10/15/2026	500	500,393
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.592%	#	7/20/2019	2,409	2,409,300
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	95	95,624
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	95	95,743
Total					19,686,074
Total Asset-Backed Securities (cost $40,673,212)					40,747,490

CORPORATE BONDS 28.05%

Advertising 0.10%
Interpublic Group of Cos., Inc. (The)	2.25%		11/15/2017	250	250,359

Aerospace/Defense 0.21%
Harris Corp.	1.999%		4/27/2018	500	500,787

Auto Loans 1.13%
Ford Motor Credit Co. LLC	1.724%		12/6/2017	1,000	1,000,186
Ford Motor Credit Co. LLC	6.625%		8/15/2017	250	251,377
Hyundai Capital America†	2.40%		10/30/2018	500	501,220
Volkswagen International Finance NV (Netherlands)†(a)	1.60%		11/20/2017	1,000	999,581
Total					2,752,364

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automakers 0.82%
Daimler Finance North America LLC†	1.421%	#	11/5/2018	$1,000	$999,970
General Motors Co.	3.50%		10/2/2018	500	508,946
Volkswagen Group of America Finance LLC†	1.60%		11/20/2017	250	249,843
Volkswagen Group of America Finance LLC†	1.612%	#	11/20/2017	250	250,185
Total					2,008,944

Banking 5.53%
Associated Banc-Corp.	2.75%		11/15/2019	500	504,006
Capital One NA/Mclean VA	1.50%		9/5/2017	250	250,028
Citibank NA	1.41%	#	11/9/2018	1,000	1,000,669
Citigroup, Inc.	2.05%		12/7/2018	500	500,932
Citigroup, Inc.	6.125%		11/21/2017	500	508,382
Compass Bank	2.75%		9/29/2019	90	90,748
Compass Bank	6.40%		10/1/2017	500	505,155
Credit Suisse AG	1.70%		4/27/2018	500	500,030
Fifth Third Bancorp	4.50%		6/1/2018	250	256,578
Intesa Sanpaolo SpA (Italy)(a)	3.875%		1/16/2018	250	252,348
JPMorgan Chase & Co.	1.625%		5/15/2018	500	499,969
Macquarie Bank Ltd. (Australia)†(a)	1.60%		10/27/2017	1,000	1,000,139
Macquarie Bank Ltd. (Australia)†(a)	1.797%	#	10/27/2017	500	500,864
Morgan Stanley	7.30%		5/13/2019	500	546,892
National Australia Bank Ltd. (Australia)†(a)	1.682%	#	5/22/2020	1,000	1,002,180
PNC Bank NA	1.538%	#	5/19/2020	1,000	1,002,899
Regions Bank	2.25%		9/14/2018	655	657,854
Regions Bank	7.50%		5/15/2018	500	523,555
Santander Bank NA	8.75%		5/30/2018	250	265,056
Santander UK plc (United Kingdom)(a)	1.65%		9/29/2017	250	250,187
Santander UK plc (United Kingdom)(a)	1.705%	#	9/29/2017	1,000	1,000,514
Santander UK plc (United Kingdom)(a)	2.00%		8/24/2018	250	250,495
Santander UK plc (United Kingdom)(a)	2.722%	#	3/14/2019	623	634,455
UBS AG (United Kingdom)†(a)	1.539%	#	12/7/2018	1,000	1,000,629
Total					13,504,564

Brokerage 0.22%
E*TRADE Financial Corp.	5.375%		11/15/2022	500	525,644

Building Materials 0.45%
Martin Marietta Materials, Inc.	1.822%	#	5/22/2020	333	334,068
Martin Marietta Materials, Inc.	6.60%		4/15/2018	250	258,968
RPM International, Inc.	6.50%		2/15/2018	500	514,578
Total					1,107,614

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television 0.56%
Cox Communications, Inc.†	6.25%		6/1/2018	$250	$259,278
Cox Communications, Inc.†	9.375%		1/15/2019	500	550,934
Sky plc (United Kingdom)†(a)	9.50%		11/15/2018	500	549,726
Total					1,359,938

Chemicals 0.93%
Celanese US Holdings LLC	4.625%		11/15/2022	250	269,579
Cytec Industries, Inc.	8.95%		7/1/2017	419	419,000
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	3.25%		12/1/2017	500	503,132
Westlake Chemical Corp.	4.875%		5/15/2023	500	523,125
Yara International ASA (Norway)†(a)	7.875%		6/11/2019	500	549,866
Total					2,264,702

Consumer/Commercial/Lease Financing 0.10%
Discover Bank	2.60%		11/13/2018	250	252,217

Department Stores 0.10%
Macy’s Retail Holdings, Inc.	7.45%		7/15/2017	250	250,285

Diversified Capital Goods 0.41%
Crane Co.	2.75%		12/15/2018	250	252,693
Pentair Finance SA (Luxembourg)(a)	1.875%		9/15/2017	500	500,221
Pentair Finance SA (Luxembourg)(a)	2.90%		9/15/2018	246	248,618
Total					1,001,532

Electric: Distribution/Transportation 0.32%
Oklahoma Gas & Electric Co.	8.25%		1/15/2019	250	272,117
Pennsylvania Electric Co.	6.05%		9/1/2017	500	503,234
Total					775,351

Electric: Integrated 1.84%
American Electric Power Co., Inc.	1.65%		12/15/2017	500	500,105
Dominion Energy, Inc.	2.579%		7/1/2020	142	142,825
E. ON International Finance BV (Netherlands)†(a)	5.80%		4/30/2018	250	257,681
Exelon Generation Co. LLC	5.20%		10/1/2019	500	531,384
Kentucky Power Co.†	6.00%		9/15/2017	500	504,111
Origin Energy Finance Ltd. (Australia)†(a)	3.50%		10/9/2018	500	505,910
Public Service Co. of New Mexico	7.95%		5/15/2018	500	526,249
TECO Finance, Inc.	1.755%	#	4/10/2018	500	501,215
TECO Finance, Inc.	6.572%		11/1/2017	1,000	1,015,212
Total					4,484,692

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.92%
Arrow Electronics, Inc.	3.00%		3/1/2018	$250	$251,830
KLA-Tencor Corp.	2.375%		11/1/2017	500	501,210
QUALCOMM, Inc.	1.442%	#	5/18/2018	500	500,496
QUALCOMM, Inc.	1.558%	#	5/20/2019	1,000	1,003,402
Total					2,256,938

Energy: Exploration & Production 0.75%
Marathon Oil Corp.	5.90%		3/15/2018	250	256,449
Noble Energy, Inc.	5.625%		5/1/2021	500	514,771
Pioneer Natural Resources Co.	6.875%		5/1/2018	500	520,136
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%		9/30/2019	500	542,466
Total					1,833,822

Forestry/Paper 0.11%
WestRock RKT Co.	4.45%		3/1/2019	250	259,401

Gas Distribution 2.99%
Buckeye Partners LP	2.65%		11/15/2018	500	502,830
Buckeye Partners LP	6.05%		1/15/2018	500	510,892
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	250	251,205
Enbridge Energy Partners LP	6.50%		4/15/2018	500	517,838
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	500	548,652
Gulf South Pipeline Co. LP†	6.30%		8/15/2017	250	251,175
Kinder Morgan Energy Partners LP	6.85%		2/15/2020	500	551,562
Kinder Morgan, Inc.	7.25%		6/1/2018	250	261,757
MPLX LP	5.50%		2/15/2023	500	514,635
ONEOK Partners LP	2.00%		10/1/2017	1,000	1,000,435
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%		7/15/2021	1,000	1,025,000
Sempra Energy	6.15%		6/15/2018	500	520,795
Sempra Energy	9.80%		2/15/2019	300	336,610
Spectra Energy Capital LLC	6.20%		4/15/2018	500	516,221
Total					7,309,607

Health Facilities 0.10%
Laboratory Corp. of America Holdings	2.20%		8/23/2017	250	250,180

Hotels 0.33%
Hyatt Hotels Corp.†	6.875%		8/15/2019	500	546,855
Wyndham Worldwide Corp.	2.50%		3/1/2018	250	251,133
Total					797,988

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.03%
Willis North America, Inc.	7.00%	9/29/2019	$75	$82,496

Integrated Energy 0.84%
Eni SpA (Italy)†(a)	4.15%	10/1/2020	500	526,059
Petroleos Mexicanos (Mexico)(a)	5.50%	2/4/2019	500	523,250
Petroleos Mexicanos (Mexico)(a)	5.75%	3/1/2018	500	512,087
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	500	502,411
Total				2,063,807

Life Insurance 0.14%
Lincoln National Corp.	7.00%	3/15/2018	250	259,095
Lincoln National Corp.	8.75%	7/1/2019	77	86,614
Total				345,709

Machinery 0.41%
Caterpillar Financial Services Corp.	1.403%#	12/6/2018	1,000	1,000,209

Media: Content 0.43%
Activision Blizzard, Inc.†	6.125%	9/15/2023	500	539,706
Sirius XM Radio, Inc.†	5.25%	8/15/2022	500	515,255
Total				1,054,961

Medical Products 0.21%
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	500	501,001

Metals/Mining (Excluding Steel) 0.20%
Goldcorp, Inc. (Canada)(a)	2.125%	3/15/2018	500	500,624

Non-Electric Utilities 0.10%
United Utilities plc (United Kingdom)(a)	4.55%	6/19/2018	250	256,096

Oil Field Equipment & Services 0.16%
National Oilwell Varco, Inc.	1.35%	12/1/2017	390	389,520

Packaging 0.11%
Packaging Corp. of America	6.50%	3/15/2018	250	257,326

Pharmaceuticals 1.13%
Actavis Funding SCS (Luxembourg)(a)	2.483%#	3/12/2020	600	613,602
Allergan Funding SCS (Luxembourg)(a)	2.35%	3/12/2018	500	502,180
Baxalta, Inc.	2.067%#	6/22/2018	500	502,545
Forest Laboratories LLC†	4.375%	2/1/2019	133	137,208
Mylan, Inc.	2.60%	6/24/2018	500	503,716
Zoetis, Inc.	1.875%	2/1/2018	500	500,380
Total				2,759,631

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.10%
Thomson Reuters Corp. (Canada)(a)	1.65%		9/29/2017	$250	$250,073

Property & Casualty 0.22%
CNA Financial Corp.	5.875%		8/15/2020	250	275,497
CNA Financial Corp.	6.95%		1/15/2018	250	256,569
Total					532,066

Real Estate Investment Trusts 2.22%
DDR Corp.	4.75%		4/15/2018	500	509,865
DDR Corp.	7.50%		7/15/2018	500	525,921
First Industrial LP	7.50%		12/1/2017	500	511,352
Hospitality Properties Trust	6.70%		1/15/2018	500	502,109
Kilroy Realty LP	4.80%		7/15/2018	500	511,299
Kilroy Realty LP	6.625%		6/1/2020	500	555,047
Kimco Realty Corp.	6.875%		10/1/2019	250	275,434
National Retail Properties, Inc.	6.875%		10/15/2017	250	253,491
Select Income REIT	2.85%		2/1/2018	250	251,072
SL Green Realty Corp.	5.00%		8/15/2018	500	513,296
Welltower, Inc.	2.25%		3/15/2018	500	501,408
Welltower, Inc.	4.125%		4/1/2019	500	515,121
Total					5,425,415

Software/Services 1.45%
Baidu, Inc. (China)(a)	2.75%		6/9/2019	500	506,172
Dun & Bradstreet Corp. (The)	3.50%		12/1/2017	500	502,666
eBay, Inc.	1.65%	#	8/1/2019	500	501,431
Fidelity National Information Services, Inc.	2.85%		10/15/2018	500	506,070
Hewlett Packard Enterprise Co.	3.039%	#	10/5/2017	500	501,619
Hewlett Packard Enterprise Co.	3.229%	#	10/5/2018	500	509,616
Tencent Holdings Ltd. (China)†(a)	3.375%		5/2/2019	500	511,737
Total					3,539,311

Specialty Retail 0.21%
Best Buy Co., Inc.	5.00%		8/1/2018	250	258,197
Marks & Spencer plc (United Kingdom)†(a)	6.25%		12/1/2017	250	254,051
Total					512,248

Steel Producers/Products 0.21%
Nucor Corp.	5.75%		12/1/2017	500	508,120

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 0.52%
ERAC USA Finance LLC†	6.375%	10/15/2017	$500	$506,508
Expedia, Inc.	7.456%	8/15/2018	250	264,374
Western Union Co. (The)	3.35%	5/22/2019	250	254,924
Western Union Co. (The)	3.65%	8/22/2018	250	254,309
Total				1,280,115

Technology Hardware & Equipment 0.21%
Dell International LLC/EMC Corp.†	3.48%	6/1/2019	500	511,942

Telecommunications: Wireline Integrated & Services 0.93%
BellSouth LLC†	4.285%	4/26/2021	1,000	1,018,425
British Telecommunications plc (United Kingdom)(a)	5.95%	1/15/2018	500	511,278
Telefonica Emisiones SAU (Spain)(a)	3.192%	4/27/2018	500	505,395
Telenor ASA (Norway)(a)	1.75%	5/22/2018	250	249,256
Total				2,284,354

Tobacco 0.20%
Imperial Brands Finance plc (United Kingdom)†(a)	2.05%	2/11/2018	500	500,729

Transportation: Infrastructure/Services 0.10%
HPHT Finance 15 Ltd.†	2.25%	3/17/2018	250	249,943
Total Corporate Bonds (cost $68,409,538)				68,552,625

FLOATING RATE LOANS(b) 3.04%

Aerospace/Defense 0.19%
Harris Corp. 3 Year Tranche Term Loan	2.73%	3/16/2018	67	66,667
Harris Corp. 5 Year Tranche Term Loan	2.73%	3/16/2020	398	396,146
Total				462,813

Gaming 0.41%
Las Vegas Sands LLC 2017 Refinancing Term Loan	3.23%	3/29/2024	997	1,000,052

Health Facilities 0.08%
Laboratory Corp. of America Holdings Term Loan	2.476%	12/19/2019	198	197,799

Media: Content 0.70%
Charter Communications Operating, LLC Term Loan E1	3.23%	7/1/2020	1,689	1,695,916

Medical Products 0.41%
Medtronic, Inc. Term Loan	2.101%	1/26/2018	1,000	996,250

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Packaging 0.39%
Ball Corp. USD Term Loan A	2.976%		3/18/2021		$963	$961,899

Specialty Retail 0.36%
PVH Corp. Tranche A Term Loan	2.709%		5/19/2021		881	879,975

Telecommunications: Wireless 0.20%
American Tower Corporation Term Loan	2.48%		1/31/2022		500	496,875

Telecommunications: Wireline Integrated & Services 0.30%
AT&T, Inc. Tranche A Advance Term Loan	2.21%		3/2/2018		727	727,331
Total Floating Rate Loans (cost $7,406,585)						7,418,910

FOREIGN GOVERNMENT OBLIGATIONS(c) 5.25%

Argentina 1.79%
City of Buenos Aires	23.206%	#	3/29/2024	ARS	39,830	2,343,282
Provincia de Mendoza	24.625%	#	6/9/2021	ARS	33,750	2,041,449
Total						4,384,731

Brazil 3.46%
Brazil Letras do Tesouro Nacional	Zero Coupon		7/1/2017	BRL	28,000	8,448,547
Total Foreign Government Obligations (cost $11,873,440)						12,833,278

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.26%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69%	#	10/25/2030		$376	384,940
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.301%	#	9/25/2044		500	509,034
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.169%	#	11/25/2044		100	102,138
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.883%	#	2/25/2045		100	101,555
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#	4/25/2045		261	267,542
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.944%	#	6/25/2047		200	205,652
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%	#	8/25/2045		303	310,547
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.684%	#	8/25/2045		200	202,415
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.481%	#	5/25/2045		100	102,388
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274%	#	4/25/2046		400	407,713
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.072%	#	10/25/2047		415	420,396
Government National Mortgage Assoc. 2013-171 IO	0.944%	#	6/16/2054		14,318	956,824
Government National Mortgage Assoc. 2013-193 IO	0.949%	#	1/16/2055		1,451	96,798
Government National Mortgage Assoc. 2014-15 IO	0.85%	#	8/16/2054		14,201	805,323
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049		78	76,570
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047		85	84,561
Government National Mortgage Assoc. 2014-78 IO	0.611%	#	3/16/2056		757	37,866
Government National Mortgage Assoc. 2015-33 AS	2.90%	#	5/16/2054		375	376,587

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2015-41 AD	2.90%	#	8/16/2055	$245	$247,603
Government National Mortgage Assoc. 2015-73 AC	2.90%	#	2/16/2053	1,268	1,276,742
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	1,000	1,003,033
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,601,055)					7,976,227

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.02%
Federal Home Loan Mortgage Corp.	3.129%	#	12/1/2035	432	458,662
Federal Home Loan Mortgage Corp.	3.134%	#	12/1/2036	422	445,432
Federal Home Loan Mortgage Corp.	3.226%	#	4/1/2037	308	322,529
Federal Home Loan Mortgage Corp.	3.334%	#	2/1/2038	358	378,880
Federal Home Loan Mortgage Corp.	3.343%	#	5/1/2036	234	247,197
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	36	37,582
Federal National Mortgage Assoc.	2.894%	#	1/1/2038	190	199,862
Federal National Mortgage Assoc.	2.895%	#	3/1/2038	149	156,979
Federal National Mortgage Assoc.	2.919%	#	12/1/2035	383	403,633
Federal National Mortgage Assoc.	2.993%	#	2/1/2036	225	236,465
Federal National Mortgage Assoc.	3.167%	#	8/1/2038	152	159,971
Federal National Mortgage Assoc.	3.168%	#	1/1/2038	253	266,625
Federal National Mortgage Assoc.	3.176%	#	11/1/2036	776	822,253
Federal National Mortgage Assoc.	3.195%	#	9/1/2038	187	197,314
Federal National Mortgage Assoc.	3.335%	#	11/1/2038	331	349,144
Federal National Mortgage Assoc.	3.382%	#	12/1/2040	590	618,402
Federal National Mortgage Assoc.	3.40%	#	12/1/2040	551	579,793
Federal National Mortgage Assoc.	3.407%	#	11/1/2040	2,035	2,145,278
Federal National Mortgage Assoc.	3.473%	#	10/1/2040	630	663,681
Federal National Mortgage Assoc.	3.52%	#	12/1/2038	120	127,268
Federal National Mortgage Assoc.	5.50%		11/1/2034	468	525,005
Federal National Mortgage Assoc.	5.50%		2/1/2034	438	491,255
Total Government Sponsored Enterprises Pass-Throughs (cost $9,803,253)					9,833,210

MUNICIPAL BONDS 0.70%

Nursing Home 0.31%
New Jersey Econ Dev Auth	2.421%		6/15/2018	750	747,780

Transportation: Infrastructure/Services 0.39%
New Jersey Transp Tr Fnd Auth	3.60%		12/15/2017	300	301,731
New Jersey Transp Tr Fnd Auth	4.00%		12/15/2017	650	658,684
Total					960,415
Total Municipal Bonds (cost $1,708,652)					1,708,195

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.91%
A10 Bridge Asset Financing LLC 2015-AA A1†	Zero Coupon		5/15/2036	$1,025	$1,023,859
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.808%	#	6/15/2028	100	100,338
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.808%	#	6/15/2028	200	199,779
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.808%	#	6/15/2028	340	340,765
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.589%	#	11/15/2033	100	100,238
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	264	258,706
BBCMS Trust 2015-VFM X IO†	0.589%	#	3/12/2036	52,802	1,310,808
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	74	77,804
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	619	631,324
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	619	635,536
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.945%	#	12/15/2047	133	147,981
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.357%	#	11/10/2049	2,070	173,342
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	2.109%	#	6/15/2031	264	263,660
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	328,261
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	246,728
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	250,499
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008%	#	1/12/2030	750	751,169
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.419%	#	5/10/2047	4,324	280,617
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.232%	#	7/10/2047	3,784	61,357
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.458%	#	6/10/2048	4,011	109,567
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	507	501,618
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	283	279,356
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	100	98,534
Citigroup Commercial Mortgage Trust 2016-SMPL XCP IO†	1.977%	#	9/10/2031	47,247	1,070,674
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.168%	#	7/10/2046	100	108,926

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	$383	$396,895
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	294	288,486
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	425	418,479
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.689%	#	6/8/2030	225	224,451
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.839%	#	6/8/2030	600	600,764
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.404%	#	8/10/2047	1,673	93,138
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.595%	#	7/13/2031	468	471,051
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.124%	#	10/10/2047	58,568	293,086
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.20%	#	9/10/2047	3,657	168,058
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807%	#	5/10/2048	1,000	994,826
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.459%	#	10/15/2034	734	738,487
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#	10/15/2034	6,243	174,787
Commercial Mortgage Trust 2006-GG7 AM	5.951%	#	7/10/2038	407	407,286
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	111	113,535
Core Industrial Trust 2015-WEST XA IO†	1.076%	#	2/10/2037	2,882	173,370
Cosmopolitan Hotel Trust 2016-CSMO B†	3.259%	#	11/15/2033	250	252,181
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	19	19,486
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	333	348,428
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	2.509%	#	9/15/2038	152	151,073
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.959%	#	9/15/2038	465	461,748
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#	9/15/2037	20,000	753,700
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.479%	#	4/15/2029	478	480,082
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	3.009%	#	4/15/2029	478	479,825

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.659%	#	11/15/2033	$419	$420,508
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.659%	#	11/15/2033	476	479,050
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	1,200	1,215,310
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#	7/10/2044	100	108,123
DBUBS Mortgage Trust 2011-LC2A D†	5.727%	#	7/10/2044	300	316,616
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	269	270,245
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	324	326,551
DBWF Mortgage Trust 2015-LCM XA IO†	0.537%	#	6/10/2034	845	17,269
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495%	#	12/15/2034	320	325,998
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	300	311,850
Great Wolf Trust 2015-WOLF A†	2.44%	#	5/15/2034	450	451,991
Great Wolf Trust 2015-WOLF C†	3.494%	#	5/15/2034	151	152,261
Great Wolf Trust 2015-WOLF E†	5.444%	#	5/15/2034	170	172,767
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	240	242,697
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	408	408,651
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	761	765,141
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%		1/10/2030	200	201,301
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	130	131,146
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	95	101,537
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	740	722,724
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	155	154,336
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	270	268,465
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	367	368,913
H/2 Asset Funding 2015-1A-AFL	2.174%		6/24/2049	392	390,134
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	196	194,134
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	369	357,668
HILT Mortgage Trust 2014-ORL B†	2.359%	#	7/15/2029	200	198,219
HILT Mortgage Trust 2014-ORL C†	2.759%	#	7/15/2029	750	740,902
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#	8/5/2034	837	799,859
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	125	124,594
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	295	307,199
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#	11/15/2043	250	267,152
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	719	750,971

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	2.059%	#	4/15/2027	$368	$369,333
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	2.409%	#	4/15/2027	250	247,499
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	199	202,913
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.331%	#	4/15/2047	1,895	59,882
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.427%	#	4/15/2047	1,000	19,788
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	1,359	1,363,081
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931%	#	6/10/2027	866	858,004
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503%	#	6/10/2027	1,487	11,829
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16%	#	6/10/2027	661	992
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	3.359%	#	12/15/2030	250	248,182
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.259%	#	12/15/2030	500	499,516
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	3.259%	#	7/15/2031	250	247,190
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	34	34,589
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	1.078%	#	5/15/2048	2,946	109,338
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO†	0.206%	#	9/5/2032	46,250	201,187
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	157	157,457
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	309	313,778
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	141	143,764
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	178	181,936
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345%	#	10/5/2031	1,543	69,299
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#	10/5/2031	1,000	25,419

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.009%	#	10/15/2033	$41	$41,345
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.909%	#	10/15/2033	292	295,465
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT XCP IO†	1.198%	#	10/15/2018	53,571	845,618
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952%	#	11/14/2027	156	154,645
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.952%	#	11/14/2027	126	125,356
LMREC, Inc. 2015-CRE1 A†	2.966%	#	2/22/2032	755	749,600
LMREC, Inc. 2015-CRE1 B†	4.716%	#	2/22/2032	100	97,885
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.033%	#	1/20/2041	1,311	17,575
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#	4/20/2048	272	273,124
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	40	40,552
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.879%	#	7/15/2050	9,822	362,383
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.608%	#	11/15/2049	3,628	347,860
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	246,545
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	495,440
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.406%	#	9/13/2031	124,205	505,738
Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	450	453,263
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	566	557,882
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	100	100,428
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188%	#	7/13/2029	100,000	466,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	104,112
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.814%	#	8/15/2049	1,109	114,922
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.136%	#	8/15/2049	1,538	115,938
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	422	421,667
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	322	321,990
Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	350	350,456
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	175	173,955
MSCG Trust 2016-SNR A†	3.46%	#	11/15/2034	687	689,534
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	332	333,862
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	213	214,984

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	$1,526	$1,489,853
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	179	179,973
Resource Capital Corp. Ltd. 2014-CRE2 A†	2.222%	#	4/15/2032	67	67,130
VNDO Mortgage Trust 2012-6AVE C†	3.448%	#	11/15/2030	229	233,212
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	370	375,990
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.785%	#	11/15/2043	250	268,074
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.889%	#	6/15/2048	2,455	104,110
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101%	#	6/15/2048	40,645	141,501
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.621%	#	4/15/2050	24,333	816,224
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.947%	#	9/15/2048	2,577	119,367
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.161%	#	10/15/2049	4,661	370,693
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	16	16,843
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	382	383,979
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	48	48,078
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.314%	#	5/15/2047	3,790	197,113
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733%	#	5/15/2047	765	28,432
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.758%	#	8/15/2047	15,000	611,509
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	1.072%	#	9/15/2057	12,697	597,189
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.496%	#	9/15/2057	14,000	389,683
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.825%	#	10/15/2057	7,777	270,946
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#	10/15/2057	5,000	88,988
Total Non-Agency Commercial Mortgage-Backed Securities (cost $51,529,873)					51,100,937

U.S. TREASURY OBLIGATION 2.00%
U.S. Treasury Note (cost $4,898,276)	0.875%		10/15/2017	4,900	4,897,124
Total Long-Term Investments (cost $204,903,884)					205,067,996

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 11.57%

COMMERCIAL PAPER 7.25%

Beverages 0.41%
Molson Coors Brewing Co.	Zero Coupon	7/17/2017	$1,000	$999,417

Building Materials 0.10%
CRH America Finance IN	Zero Coupon	7/28/2017	250	249,757

Chemicals 0.81%
Albemarle Corp.	Zero Coupon	7/28/2017	1,000	998,819
EI du Point de Nemours & Co.	Zero Coupon	8/7/2017	1,000	998,717
Total				1,997,536

Energy: Exploration & Production 1.63%
Enbridge Energy Partners LP	Zero Coupon	7/14/2017	1,000	999,422
Nabors Industries, Inc.	Zero Coupon	7/10/2017	1,000	999,640
ONEOK Partners LP	Zero Coupon	7/13/2017	1,000	999,542
ONEOK Partners LP	Zero Coupon	7/10/2017	1,000	999,664
Total				3,998,268

Food: Wholesale 0.41%
Kraft Foods Group, Inc.	Zero Coupon	7/20/2017	1,000	999,292

Gas Distribution 0.41%
Plains All American Pipeline LP	Zero Coupon	8/14/2017	1,000	997,538

Hotels 0.82%
Marriott International, Inc.	Zero Coupon	7/12/2017	1,000	999,660
Wyndham Worldwide Corp.	Zero Coupon	7/12/2017	1,000	999,575
Total				1,999,235

Investments & Miscellaneous Financial Services 0.61%
Syngenta Wilmington, Inc.	Zero Coupon	11/1/2017	500	496,986
Syngenta Wilmington, Inc.	Zero Coupon	12/8/2017	1,000	991,879
Total				1,488,865

Oil Field Equipment & Services 0.82%
FMC Technologies, Inc.	Zero Coupon	7/24/2017	1,000	999,154
Schlumberger Holdings Corp.	Zero Coupon	7/31/2017	1,000	998,950
Total				1,998,104

Rail 0.41%
Kansas City Southern	Zero Coupon	7/18/2017	1,000	999,375

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Technology Hardware & Equipment 0.82%
Hewlett Packard Enterprise Co.	Zero Coupon		7/27/2017	$1,000	$999,080
HP, Inc.	Zero Coupon		7/28/2017	1,000	998,993
Total					1,998,073
Total Commercial Paper (cost $17,721,623)					17,725,460

CORPORATE BONDS 2.48%

Banking 0.21%
Compass Bank	1.85%		9/29/2017	500	500,141

Consumer/Commercial/Lease Financing 0.30%
Air Lease Corp.	2.125%		1/15/2018	230	230,440
Synchrony Financial	2.58%	#	11/9/2017	500	501,612
Total					732,052

Electric: Distribution/Transportation 0.42%
ITC Holdings Corp.†	6.05%		1/31/2018	500	511,506
New York State Electric & Gas Corp.†	6.15%		12/15/2017	500	509,344
Total					1,020,850

Electric: Integrated 0.11%
National Fuel Gas Co.	6.50%		4/15/2018	250	259,080

Electronics 0.41%
Tech Data Corp.	3.75%		9/21/2017	500	501,546
Tyco Electronics Group SA (Luxemburg)(a)	6.55%		10/1/2017	500	505,954
Total					1,007,500

Energy: Exploration & Production 0.21%
EOG Resources, Inc.	5.875%		9/15/2017	500	504,145

Gas Distribution 0.32%
Kinder Morgan Energy Partners LP	5.95%		2/15/2018	500	512,433
Kinder Morgan Finance Co. LLC†	6.00%		1/15/2018	250	255,226
Total					767,659

Oil Field Equipment & Services 0.10%
TechnipFMC plc (United Kingdom)†(a)	2.00%		10/1/2017	250	249,905

Personal & Household Products 0.10%
Hasbro, Inc.	6.30%		9/15/2017	250	252,090

Real Estate Investment Trusts 0.10%
Mack-Cali Realty LP	2.50%		12/15/2017	250	250,399

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Specialty Retail 0.10%
Staples, Inc.	2.75%	1/12/2018		$250	$250,973

Technology Hardware & Equipment 0.10%
Ingram Micro, Inc.	5.25%	9/1/2017		250	251,077
Total Corporate Bonds (cost $6,048,535)					6,045,871

FOREIGN GOVERNMENT OBLIGATIONS 1.84%

Egypt 0.92%
Egypt Treasury Bill	Zero Coupon	11/28/2017	EGP	44,000	2,255,782

Uruguay 0.92%
Uruguay Treasury Bill	Zero Coupon	10/6/2017	UYU	65,000	2,233,783
Total Foreign Government Obligations (cost $4,509,011)					4,489,564
Total Short-Term Investments (cost $28,279,169)					28,260,895
Total Investments in Securities 95.47% (cost $233,183,054)					233,328,892
Foreign Cash and Other Assets in Excess of Liabilities(d) 4.53%					11,081,659
Net Assets 100.00%					$244,410,551

IO	Interest Only.
REIT	Real Estate Investment Trust
ARS	Argentine Peso
BRL	Brazilian real.
EGP	Egyptian pound
UYU	Uruguayan Peso
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at June 30, 2017.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Open Forward Foreign Currency Exchange Contracts at June 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	J.P. Morgan	7/13/2017	6,535,000	$4,918,740	$5,022,278	$103,538
Brazilian real	Buy	Barclays Bank plc	9/11/2017	6,000,000	1,774,786	1,786,017	11,231
British pound	Buy	J.P. Morgan	7/13/2017	1,975,000	2,559,575	2,573,011	13,436
Canadian dollar	Buy	J.P. Morgan	7/13/2017	6,645,000	5,026,217	5,125,030	98,813
Chilean peso	Buy	Barclays Bank plc	8/16/2017	2,700,000,000	3,962,605	4,062,762	100,157
Chilean peso	Buy	J.P. Morgan	9/11/2017	308,720,000	463,732	464,183	451
Chilean peso	Buy	UBS AG	9/11/2017	1,150,000,000	1,712,915	1,729,107	16,192
Chinese yuan renminbi	Buy	Bank of America	8/16/2017	31,000,000	4,439,626	4,561,715	122,089
Chinese yuan renminbi	Buy	Barclays Bank plc	7/13/2017	42,975,000	6,176,788	6,344,830	168,042
Chinese yuan renminbi	Buy	J.P. Morgan	9/11/2017	55,350,000	8,089,740	8,129,910	40,170
Colombian peso	Buy	Goldman Sachs	9/11/2017	1,806,600,000	586,096	587,587	1,491
Czech koruna	Buy	Bank of America	9/11/2017	58,000,000	2,497,967	2,546,825	48,858
Czech koruna	Buy	J.P. Morgan	8/16/2017	118,800,000	4,859,094	5,208,399	349,305
Czech koruna	Buy	State Street Bank and Trust	7/13/2017	104,970,000	4,228,092	4,592,143	364,051
euro	Buy	Barclays Bank plc	7/13/2017	192,000	219,202	219,383	181
euro	Buy	State Street Bank and Trust	7/13/2017	240,000	268,739	274,228	5,489
Hungarian forint	Buy	Bank of America	7/13/2017	1,042,500,000	3,641,966	3,856,520	214,554
Hungarian forint	Buy	Bank of America	8/16/2017	707,000,000	2,483,222	2,619,013	135,791
Hungarian forint	Buy	Standard Chartered Bank	7/13/2017	906,100,000	3,091,832	3,351,935	260,103
Hungarian forint	Buy	Standard Chartered Bank	8/15/2017	935,200,000	3,289,488	3,464,212	174,724
Hungarian forint	Buy	Standard Chartered Bank	8/16/2017	250,000,000	917,050	926,101	9,051
Indian rupee	Buy	Citibank	9/11/2017	233,850,000	3,590,522	3,591,228	706
Indian rupee	Buy	J.P. Morgan	8/16/2017	271,700,000	4,156,722	4,184,940	28,218
Indian rupee	Buy	J.P. Morgan	7/13/2017	248,500,000	3,829,145	3,841,306	12,161
Indonesian rupiah	Buy	J.P. Morgan	8/15/2017	43,100,000,000	3,202,318	3,219,442	17,124
Indonesian rupiah	Buy	J.P. Morgan	7/13/2017	75,650,000,000	5,628,301	5,667,891	39,590
Indonesian rupiah	Buy	Morgan Stanley	9/11/2017	4,921,000,000	366,217	366,468	251
Israeli new shekel	Buy	Barclays Bank plc	7/13/2017	10,620,000	2,914,216	3,045,225	131,009
Israeli new shekel	Buy	State Street Bank and Trust	9/11/2017	3,660,000	1,051,381	1,051,981	$600
Malaysian ringgit	Buy	Barclays Bank plc	7/13/2017	20,680,000	4,642,080	4,803,545	161,465
Malaysian ringgit	Buy	State Street Bank and Trust	7/13/2017	22,100,000	4,960,718	5,133,382	172,664
Malaysian ringgit	Buy	State Street Bank and Trust	8/16/2017	6,690,000	1,537,578	1,551,950	14,372

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Open Forward Foreign Currency Exchange Contracts at June 30, 2017: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Mexican peso	Buy	Goldman Sachs	7/13/2017	47,600,000	$2,501,557	$2,619,431	$117,874
Mexican peso	Buy	J.P. Morgan	7/13/2017	78,960,000	4,163,245	4,345,174	181,929
Mexican peso	Buy	J.P. Morgan	8/15/2017	102,965,000	5,365,833	5,636,731	270,898
Mexican peso	Buy	Standard Chartered Bank	7/13/2017	2,820,000	147,286	155,185	7,899
Mexican peso	Buy	State Street Bank and Trust	9/11/2017	64,500,000	3,489,061	3,516,236	27,175
Peruvian Nuevo sol	Buy	Barclays Bank plc	8/16/2017	14,120,000	4,250,152	4,331,815	81,663
Peruvian Nuevo sol	Buy	UBS AG	9/11/2017	6,525,000	1,976,853	1,996,329	19,476
Peruvian Nuevo sol	Buy	UBS AG	7/13/2017	15,550,000	4,745,918	4,789,206	43,288
Polish zloty	Buy	State Street Bank and Trust	7/13/2017	8,250,000	2,062,350	2,226,241	163,891
Polish zloty	Buy	State Street Bank and Trust	8/16/2017	25,000,000	6,431,828	6,745,052	313,224
Polish zloty	Buy	State Street Bank and Trust	9/11/2017	7,790,000	2,091,194	2,101,515	10,321
Romanian new leu	Buy	Bank of America	9/11/2017	4,376,000	1,097,264	1,098,330	1,066
Romanian new leu	Buy	Barclays Bank plc	8/16/2017	12,025,000	2,879,670	3,016,138	136,468
Romanian new leu	Buy	J.P. Morgan	7/13/2017	12,860,000	3,033,598	3,222,816	189,218
Romanian new leu	Buy	Standard Chartered Bank	9/11/2017	11,750,000	2,902,886	2,949,125	46,239
Singapore dollar	Buy	Morgan Stanley	9/11/2017	2,230,000	1,617,459	1,621,457	3,998
South African rand	Buy	Citibank	7/13/2017	5,515,000	392,563	420,978	28,415
South African rand	Buy	State Street Bank and Trust	7/13/2017	1,980,000	146,529	151,140	4,611
South African rand	Buy	State Street Bank and Trust	8/15/2017	47,100,000	3,461,070	3,575,289	114,219
Taiwan dollar	Buy	Standard Chartered Bank	7/13/2017	128,950,000	4,217,222	4,243,650	26,428
Taiwan dollar	Buy	Standard Chartered Bank	9/11/2017	111,400,000	3,663,751	3,664,594	843
Thai baht	Buy	Standard Chartered Bank	7/13/2017	97,800,000	2,822,250	2,879,011	56,761
Turkish lira	Buy	Bank of America	9/11/2017	23,170,000	6,372,534	6,457,307	84,773
Turkish lira	Buy	Citibank	7/13/2017	17,360,000	4,601,904	4,920,131	318,227
Turkish lira	Buy	Citibank	8/15/2017	22,685,000	6,186,522	6,369,891	183,369
Argentine peso	Sell	Citibank	7/25/2017	1,630,000	97,313	97,072	241
Colombian peso	Sell	Goldman Sachs	7/13/2017	5,600,000,000	1,843,779	1,835,662	8,117
Egyptian pound	Sell	Citibank	8/30/2017	40,300,000	2,190,217	2,187,911	2,306

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Open Forward Foreign Currency Exchange Contracts at June 30, 2017: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Indonesian rupiah	Sell	State Street Bank and Trust	7/13/2017	2,266,950,000	$170,104	$169,846	$258
Japanese yen	Sell	J.P. Morgan	8/16/2017	130,790,000	1,192,395	1,164,878	27,517
Mexican peso	Sell	J.P. Morgan	7/13/2017	3,085,000	170,438	169,768	670
Philippine peso	Sell	State Street Bank and Trust	8/16/2017	3,685,000	73,728	72,744	984
Singapore dollar	Sell	J.P. Morgan	9/11/2017	3,190,000	2,319,711	2,319,484	227
Taiwan dollar	Sell	State Street Bank and Trust	7/13/2017	102,770,000	3,396,592	3,382,085	14,507
Thai baht	Sell	Goldman Sachs	7/13/2017	39,800,000	1,172,554	1,171,622	932
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,303,909

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Argentine peso	Buy	BNP Paribas S.A.	7/25/2017	89,000,000	$5,533,105	$5,300,239	$(232,866)
Argentine peso	Buy	BNP Paribas S.A.	8/15/2017	4,975,000	297,815	293,100	(4,715)
Argentine peso	Buy	BNP Paribas S.A.	9/18/2017	81,000,000	4,882,459	4,686,590	(195,869)
Argentine peso	Buy	J.P. Morgan	8/15/2017	96,400,000	5,969,040	5,679,366	(289,674)
Brazilian real	Buy	Barclays Bank plc	9/11/2017	11,250,000	3,350,288	3,348,782	(1,506)
Brazilian real	Buy	Barclays Bank plc	9/11/2017	1,470,000	438,240	437,574	(666)
Brazilian real	Buy	Goldman Sachs	7/13/2017	9,100,000	2,849,270	2,741,890	(107,380)
Colombian peso	Buy	Bank of America	7/13/2017	14,150,000,000	4,889,426	4,638,325	(251,101)
Colombian peso	Buy	Goldman Sachs	7/13/2017	437,670,000	146,802	143,467	(3,335)
Colombian peso	Buy	State Street Bank and Trust	8/16/2017	15,760,000,000	5,251,145	5,142,008	(109,137)
Colombian peso	Buy	State Street Bank and Trust	9/11/2017	15,150,000,000	5,156,569	4,927,454	(229,115)
Indian rupee	Buy	Bank of America	9/11/2017	477,300,000	7,343,642	7,329,883	(13,759)
Indian rupee	Buy	J.P. Morgan	9/11/2017	8,100,000	124,683	124,391	(292)
Indian rupee	Buy	J.P. Morgan	9/11/2017	161,250,000	2,481,227	2,476,312	(4,915)
Indonesian rupiah	Buy	Standard Chartered Bank	9/11/2017	1,334,000,000	99,423	99,343	(80)
Indonesian rupiah	Buy	State Street Bank and Trust	9/11/2017	80,500,000,000	6,014,195	5,994,847	(19,348)
Malaysian ringgit	Buy	UBS AG	8/16/2017	10,460,000	2,453,959	2,426,516	(27,443)
Philippine peso	Buy	Barclays Bank plc	8/16/2017	260,000,000	5,170,734	5,132,534	(38,200)
Philippine peso	Buy	Barclays Bank plc	9/11/2017	156,700,000	3,150,192	3,086,833	(63,359)
Philippine peso	Buy	J.P. Morgan	7/13/2017	246,900,000	4,956,139	4,889,593	(66,546)

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Open Forward Foreign Currency Exchange Contracts at June 30, 2017: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Philippine peso	Buy	J.P. Morgan	7/13/2017	135,475,000	$2,713,897	$2,682,939	$(30,958)
Philippine peso	Buy	Morgan Stanley	9/11/2017	36,000,000	709,290	709,164	(126)
Russian ruble	Buy	Barclays Bank plc	8/16/2017	334,000,000	5,684,042	5,614,892	(69,150)
Russian ruble	Buy	Barclays Bank plc	9/11/2017	339,000,000	5,861,938	5,666,082	(195,856)
Russian ruble	Buy	Barclays Bank plc	7/13/2017	300,000,000	5,147,095	5,078,880	(68,215)
South African rand	Buy	Standard Chartered Bank	9/11/2017	52,700,000	4,048,562	3,982,540	(66,022)
South Korean won	Buy	Bank of America	9/11/2017	607,830,000	543,851	531,272	(12,579)
Turkish lira	Buy	Citibank	9/11/2017	526,000	146,636	146,592	(44)
Australian dollar	Sell	J.P. Morgan	7/13/2017	6,535,000	4,888,200	5,022,278	(134,078)
Brazilian real	Sell	J.P. Morgan	7/13/2017	410,000	122,582	123,536	(954)
British pound	Sell	J.P. Morgan	7/13/2017	1,975,000	2,471,263	2,573,011	(101,748)
Canadian dollar	Sell	J.P. Morgan	7/13/2017	3,390,000	2,485,217	2,614,575	(129,358)
Canadian dollar	Sell	State Street Bank and Trust	7/13/2017	3,255,000	2,447,311	2,510,455	(63,144)
Chinese yuan renminbi	Sell	Bank of America	7/13/2017	24,200,000	3,569,806	3,572,889	(3,083)
Chinese yuan renminbi	Sell	Standard Chartered Bank	7/13/2017	1,160,000	169,720	171,262	(1,542)
Chinese yuan renminbi	Sell	State Street Bank and Trust	8/16/2017	674,000	98,423	99,181	(758)
Czech koruna	Sell	Barclays Bank plc	7/13/2017	2,860,000	121,439	125,117	(3,678)
Czech koruna	Sell	Citibank	8/16/2017	4,010,000	171,773	175,805	(4,032)
Czech koruna	Sell	Citibank	7/13/2017	5,600,000	224,106	244,984	(20,878)
Czech koruna	Sell	J.P. Morgan	7/13/2017	8,390,000	366,407	367,039	(632)
euro	Sell	J.P. Morgan	8/16/2017	4,476,077	4,859,094	5,123,362	(264,268)
euro	Sell	State Street Bank and Trust	7/13/2017	3,445,000	3,676,107	3,936,319	(260,212)
Hungarian forint	Sell	Citibank	7/13/2017	1,020,000,000	3,729,192	3,773,286	(44,094)
Hungarian forint	Sell	Citibank	7/13/2017	726,910,000	2,684,022	2,689,058	(5,036)
Indian rupee	Sell	J.P. Morgan	7/13/2017	161,670,000	2,487,078	2,499,090	(12,012)
Indian rupee	Sell	Morgan Stanley	7/13/2017	12,590,000	194,449	194,616	(167)
Japanese yen	Sell	Goldman Sachs	8/16/2017	276,560,000	2,435,380	2,463,175	(27,795)
Mexican peso	Sell	State Street Bank and Trust	7/13/2017	3,110,000	170,263	171,143	(880)
Peruvian Nuevo sol	Sell	Citibank	7/13/2017	240,000	73,162	73,917	(755)
Peruvian Nuevo sol	Sell	State Street Bank and Trust	7/13/2017	3,724,000	1,142,156	1,146,946	(4,790)
Polish zloty	Sell	Citibank	7/13/2017	2,620,000	706,511	707,000	(489)

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Open Forward Foreign Currency Exchange Contracts at June 30, 2017: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Polish zloty	Sell	State Street Bank and Trust	8/16/2017	366,000	$98,192	$98,748	$(556)
Polish zloty	Sell	State Street Bank and Trust	7/13/2017	370,000	96,903	99,844	(2,941)
Romanian new leu	Sell	BNP Paribas S.A.	7/13/2017	400,000	97,016	100,243	(3,227)
Singapore dollar	Sell	J.P. Morgan	9/11/2017	2,230,000	1,615,435	1,621,457	(6,022)
South African rand	Sell	State Street Bank and Trust	7/13/2017	1,910,000	145,576	145,797	(221)
South African rand	Sell	State Street Bank and Trust	7/13/2017	2,570,000	195,991	196,176	(185)
Turkish lira	Sell	State Street Bank and Trust	8/15/2017	354,000	98,223	99,402	(1,179)
Turkish lira	Sell	State Street Bank and Trust	7/13/2017	860,000	242,179	243,739	(1,560)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,202,530)

Open Futures Contracts at June 30, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Appreciation
U.S. 2-Year Treasury Note	September 2017	188	Short	$(40,628,563)	$55,472
U.S. 5-Year Treasury Note	September 2017	28	Short	(3,299,406)	2,407
Totals				$(43,927,969)	$57,879

Centrally Cleared Interest Rate Swap Contracts at June 30, 2017:

	Periodic	Periodic
	Payments	Payments
Central	to be Made	to be Received	Termination	Notional	Fair	Unrealized
Clearingparty*	By The Fund	By The Fund	Date	Amount	Value	Appreciation
Credit Suisse	1.524%	3-Month LIBOR Index	1/13/2021	$38,000,000	$38,372,870	$372,870

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CURRENCY FUND June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$–	$17,686,097	$1,999,977	(4)	$19,686,074
Remaining Industries	–	21,061,416	–		21,061,416
Corporate Bonds	–	74,598,496	–		74,598,496
Floating Rate Loans(5)
Aerospace/Defense	–	–	462,813		462,813
Gaming	–	1,000,052	–		1,000,052
Health Facilities	–	–	197,799		197,799
Media: Content	–	1,695,916	–		1,695,916
Medical Products	–	996,250	–		996,250
Packaging	–	–	961,899		961,899
Specialty Retail	–	879,975	–		879,975
Telecommunications: Wireless	–	–	496,875		496,875
Telecommunications: Wireline Integrated & Services	–	–	727,331		727,331
Foreign Government Obligations	–	17,322,842	–		17,322,842
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	7,976,227	–		7,976,227
Government Sponsored Enterprises Pass-Throughs	–	9,833,210	–		9,833,210
Municipal Bonds	–	1,708,195	–		1,708,195
Non-Agency Commercial Mortgage-Backed Securities	–	49,190,646	1,910,291	(4)(6)	51,100,937
U.S. Treasury Obligation	–	4,897,124	–		4,897,124
Commercial Paper	–	17,725,460	–		17,725,460
Total	$–	$226,571,906	$6,756,985		$233,328,891
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$5,303,909	$–		$5,303,909
Liabilities	–	(3,202,530)	–		(3,202,530)
Futures Contracts
Assets	57,879	–	–		57,879
Liabilities	–	–	–		–
Centrally Cleared Interest Rate Swaps
Assets	–	372,870	–		372,870
Liabilities	–	–	–		–
Total	$57,879	$2,474,249	$–		$2,532,128

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments:

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CURRENCY FUND June 30, 2017

Investment Type	Security	Fair Value
Asset-Backed Securities (Other)	H/2 Asset Funding 2014-1 Ltd.	$1,999,977

Non-Agency Commercial
Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225A	154,336
Non-Agency Commercial
Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225C	268,465
Non-Agency Commercial
Mortgage-Backed Securities	GS Mortgage Securities Trust 2016-GS4 225D	368,913
Non-Agency Commercial
Mortgage-Backed Securities	JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO	69,299
Non-Agency Commercial
Mortgage-Backed Securities	JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO	25,419

(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Level 3 security fair valued by the Pricing Committee, as discussed in Note 2(a) in the Notes to Financial Statements:

Investment Type	Security	Fair Value
Non-Agency Commercial Mortgage-Backed Securities	A10 Bridge Asset Financing LLC 2015-AA A1	$1,023,859

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			Non-Agency
			Commercial
			Mortgage-
	Asset-Backed	Floating	Backed
	Securities	Rate Loans	Securities
Balance as of January 1, 2017	$4,482,668	$4,578,505	$7,268,149
Accrued Discounts (Premiums)	–	1,101	(8,888)
Realized Gain (Loss)	–	926	17,470
Change in Unrealized Appreciation (Depreciation)	1,679	(2,875)	82,831
Net Purchases	–	488,811	1,024,901
Net Sales	–	(2,219,750)	(2,899,183)
Net Transfers into Level 3	–	–	–
Net Transfers out of Level 3	(2,484,370)	–	(3,574,989)
Balance as of June 30, 2017	$1,999,977	$2,846,717	$1,910,291
Net change in unrealized appreciation/ depreciation for period ended June 30, 2017 related to Level 3 investments held at June 30, 2017	$1,679	$5,100	$10,398

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)

EMERGING MARKETS LOCAL BOND FUND June 30, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
FOREIGN CORPORATE BONDS(a) 9.08%

Brazil 0.42%

Banks: Regional
Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$46,268

Colombia 0.88%

Electric: Power
Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	96,483

Mexico 4.35%
Electric: Power 0.96%
Comision Federal de Electricidad	7.96%	11/20/2020	MXN	1,900	105,423

Media 0.68%
Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	74,702

Oil 1.35%
Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	148,116

Telecommunications 1.36%
America Movil SAB de CV	6.00%	6/9/2019	MXN	2,780	149,507
Total					477,748

Niger 0.86%
VimpelCom Holdings BV†	9.00%	2/13/2018	RUB	5,600	94,848

South Africa 1.80%

Electric: Power 1.18%
Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	52,577
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	77,064
Total					129,641

Transportation: Miscellaneous 0.62%
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	68,468
Total					198,109

Turkey 0.77%

Banks: Regional
Akbank TAS†	7.50%	2/5/2018	TRY	305	84,415
Total Foreign Corporate Bonds (cost $1,278,557)					997,871

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 82.88%

Argentina 4.67%
City of Buenos Aires	23.206%#	3/29/2024	ARS	2,000	$117,664
Provincia de Buenos Aires†	24.08%#	5/31/2022	ARS	4,080	250,981
Provincia de Mendoza	24.625%#	6/9/2021	ARS	2,380	143,960
Total					512,605

Brazil 10.74%
Brazil Letras do Tesouro Nacional	Zero Coupon	4/1/2018	BRL	1,100	311,902
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2019	BRL	1,700	451,693
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL	700	209,199
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2025	BRL	700	206,649
Total					1,179,443

Chile 2.06%
Bonos Tesoreria Pesos	4.50%	3/1/2026	CLP	115,000	178,631
Bonos Tesoreria Pesos	5.00%	3/1/2035	CLP	30,000	47,690
Total					226,321

Colombia 5.66%
Colombian TES Series B	6.00%	4/28/2028	COP	960,000	301,908
Colombian TES Series B	7.00%	5/4/2022	COP	555,000	191,302
Colombian TES Series B	10.00%	7/24/2024	COP	320,000	128,244
Total					621,454

Egypt 1.87%
Egypt Treasury Bill	Zero Coupon	11/28/2017	EGP	4,000	205,071

Hungary 1.56%
Hungary Government Bond	5.50%	6/24/2025	HUF	38,500	171,200

India 3.69%
Export-Import Bank of India	8.15%	3/5/2025	INR	15,000	243,811
India Government Bond	8.27%	6/9/2020	INR	10,000	161,934
Total					405,745

Indonesia 10.58%
Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	172,118
Indonesia Treasury Bond	8.375%	3/15/2024	IDR	3,430,000	279,913
Indonesia Treasury Bond	8.375%	3/15/2034	IDR	4,060,000	328,547
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	2,359,000	208,723
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,900,000	172,835
Total					1,162,136

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Malaysia 4.45%
Malaysia Government Bond	3.62%	11/30/2021	MYR	890	$206,735
Malaysia Government Bond	3.844%	4/15/2033	MYR	1,295	282,230
Total					488,965

Mexico 4.76%
Mexican Bonos	7.75%	5/29/2031	MXN	2,700	159,442
Mexican Bonos	7.75%	11/13/2042	MXN	1,500	87,477
Mexican Bonos	8.50%	5/31/2029	MXN	2,520	157,785
Mexican Bonos	10.00%	12/5/2024	MXN	1,800	118,264
Total					522,968

Peru 3.52%
Peru Government Bond	6.85%	2/12/2042	PEN	132	43,574
Peru Government Bond	6.95%	8/12/2031	PEN	410	140,116
Republic of Peru†	8.20%	8/12/2026	PEN	550	203,178
Total					386,868

Poland 4.49%
Poland Government Bond	3.25%	7/25/2025	PLN	670	182,452
Poland Government Bond	5.75%	9/23/2022	PLN	1,003	310,591
Total					493,043

Russia 8.07%
Russian Federal Bond—OFZ	6.70%	5/15/2019	RUB	5,700	95,183
Russian Federal Bond—OFZ	7.50%	3/15/2018	RUB	20,730	351,617
Russian Federal Bond—OFZ	7.60%	4/14/2021	RUB	17,785	299,622
Russian Federal Bond—OFZ	7.75%	9/16/2026	RUB	8,250	140,729
Total					887,151

South Africa 8.43%
Republic of South Africa	6.25%	3/31/2036	ZAR	6,153	332,840
Republic of South Africa	7.00%	2/28/2031	ZAR	3,610	226,186
Republic of South Africa	10.50%	12/21/2026	ZAR	4,325	367,026
Total					926,052

Thailand 2.67%
Thailand Government Bond	3.58%	12/17/2027	THB	2,270	72,299
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	121,402
Thailand Government Bond	4.875%	6/22/2029	THB	2,800	99,740
Total					293,441

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Turkey 4.10%
Turkey Government Bond	7.10%	3/8/2023	TRY	1,835	$450,086

Uruguay 1.56%
Uruguay Treasury Bill	Zero Coupon	10/6/2017	UYU	5,000	171,829
Total Foreign Government Obligations (cost $9,499,072)					9,104,378
Total Investments in Securities 91.96% (cost $10,777,629)					10,102,249
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 8.04%					883,258
Net Assets 100.00%					$10,985,507

ARS	Argentine Peso
BRL	Brazilian real.
CLP	Chilean peso.
COP	Colombian peso.
EGP	Egyptian pound
HUF	Hungarian forint.
IDR	Indonesian rupiah.
INR	Indian rupee
MXN	Mexican peso.
MYR	Malaysian ringgit.
PEN	Peruvian nuevo sol.
PLN	Polish zloty.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
UYU	Uruguayan Peso
ZAR	South African rand.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2017.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2017

Open Forward Foreign Currency Exchange Contracts at June 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Brazilian real	Buy	Morgan Stanley	9/20/2017	41,000	$12,147	$12,184	$37
Brazilian real	Buy	State Street Bank and Trust	9/20/2017	72,000	21,249	21,397	148
Brazilian real	Buy	State Street Bank and Trust	9/20/2017	265,000	78,254	78,753	499
Chilean peso	Buy	Bank of America	9/20/2017	18,960,000	28,486	28,499	13
Chinese yuan renminbi	Buy	Bank of America	9/20/2017	1,490,000	217,509	218,700	1,191
Czech koruna	Buy	Citibank	9/20/2017	10,650,000	457,454	467,913	10,459
Czech koruna	Buy	State Street Bank and Trust	9/20/2017	2,777,000	121,845	122,009	164
Hungarian forint	Buy	State Street Bank and Trust	9/20/2017	2,960,000	10,742	10,981	239
Hungarian forint	Buy	State Street Bank and Trust	9/20/2017	82,200,000	299,257	304,959	5,702
Malaysian ringgit	Buy	State Street Bank and Trust	9/20/2017	40,000	9,264	9,270	6
Mexican peso	Buy	State Street Bank and Trust	9/20/2017	510,000	27,741	27,764	23
Polish zloty	Buy	State Street Bank and Trust	9/20/2017	49,000	13,109	13,219	110
Polish zloty	Buy	State Street Bank and Trust	9/20/2017	2,033,000	538,548	548,433	9,885
Romanian new leu	Buy	Bank of America	9/20/2017	442,000	107,338	110,965	3,627
Romanian new leu	Buy	Bank of America	9/20/2017	825,450	201,181	207,231	6,050
Russian ruble	Buy	Goldman Sachs	9/20/2017	1,320,000	21,958	22,026	68
Turkish lira	Buy	Bank of America	9/20/2017	1,765,000	489,279	490,678	1,399
Argentine peso	Sell	BNP Paribas S.A.	9/6/2017	3,550,000	211,435	206,740	4,695
Argentine peso	Sell	Citibank	9/6/2017	93,000	5,445	5,416	29
Brazilian real	Sell	Morgan Stanley	9/20/2017	600,000	179,319	178,309	1,010
Colombian peso	Sell	Goldman Sachs	9/20/2017	316,700,000	103,360	102,892	468
Egyptian pound	Sell	Citibank	8/30/2017	3,660,000	198,913	198,703	210
Indian rupee	Sell	State Street Bank and Trust	9/20/2017	9,250,000	142,004	141,915	89
Japanese yen	Sell	State Street Bank and Trust	9/20/2017	610,000	5,445	5,441	4
Japanese yen	Sell	State Street Bank and Trust	9/20/2017	17,740,000	160,073	158,249	1,824
Mexican peso	Sell	State Street Bank and Trust	9/20/2017	1,360,000	74,330	74,038	292
South African rand	Sell	State Street Bank and Trust	9/20/2017	690,000	52,460	52,067	393
South African rand	Sell	State Street Bank and Trust	9/20/2017	4,800,000	365,796	362,206	3,590

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS LOCAL BOND FUND June 30, 2017

Open Forward Foreign Currency Exchange Contracts at June 30, 2017: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
South Korean won	Sell	BNP Paribas S.A.	9/20/2017	243,500,000	$215,683	$212,857	$2,826
Taiwan dollar	Sell	State Street Bank and Trust	9/20/2017	4,400,000	145,744	144,756	988
Turkish lira	Sell	State Street Bank and Trust	9/20/2017	35,000	9,732	9,730	2
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$56,040

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Argentine peso	Buy	BNP Paribas S.A.	9/6/2017	260,000	$15,294	$15,142	$(152)
Brazilian real	Buy	Morgan Stanley	9/20/2017	73,000	21,761	21,694	(67)
Colombian peso	Buy	State Street Bank and Trust	9/20/2017	33,500,000	10,950	10,884	(66)
Colombian peso	Buy	State Street Bank and Trust	9/20/2017	482,000,000	163,290	156,596	(6,694)
Indonesian rupiah	Buy	State Street Bank and Trust	9/20/2017	308,510,000	23,032	22,954	(78)
Malaysian ringgit	Buy	State Street Bank and Trust	9/20/2017	37,000	8,579	8,574	(5)
Malaysian ringgit	Buy	State Street Bank and Trust	9/20/2017	1,014,000	237,972	234,981	(2,991)
Malaysian ringgit	Buy	UBS AG	9/20/2017	458,000	107,386	106,135	(1,251)
Mexican peso	Buy	Goldman Sachs	9/20/2017	4,080,000	224,418	222,114	(2,304)
Mexican peso	Buy	State Street Bank and Trust	9/20/2017	240,000	13,201	13,066	(135)
Philippine peso	Buy	Bank of America	9/20/2017	12,700,000	253,767	250,000	(3,767)
Philippine peso	Buy	BNP Paribas S.A.	9/20/2017	390,000	7,681	7,677	(4)
South African rand	Buy	State Street Bank and Trust	9/20/2017	70,200	5,330	5,297	(33)
Thai baht	Buy	Bank of America	9/20/2017	1,080,000	31,836	31,794	(42)
Thai baht	Buy	State Street Bank and Trust	9/20/2017	8,900,000	262,275	262,006	(269)
Turkish lira	Buy	State Street Bank and Trust	9/20/2017	51,000	14,200	14,178	(22)
Chilean peso	Sell	BNP Paribas S.A.	9/20/2017	107,300,000	160,790	161,283	(493)
euro	Sell	Bank of America	9/20/2017	95,950	107,338	110,030	(2,692)
euro	Sell	State Street Bank and Trust	9/20/2017	192,560	216,167	220,818	(4,651)
Hungarian forint	Sell	State Street Bank and Trust	9/20/2017	1,480,000	5,480	5,491	(11)
Indonesian rupiah	Sell	Standard Chartered Bank	9/20/2017	88,300,000	6,563	6,570	(7)

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS LOCAL BOND FUND June 30, 2017

Open Forward Foreign Currency Exchange Contracts at June 30, 2017: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Israeli new shekel	Sell	Citibank	9/20/2017	665,000	$189,123	$191,209	$(2,086)
Malaysian ringgit	Sell	Morgan Stanley	9/20/2017	123,000	28,421	28,504	(83)
Peruvian Nuevo sol	Sell	BNP Paribas S.A.	9/20/2017	838,000	253,364	256,152	(2,788)
Polish zloty	Sell	State Street Bank and Trust	9/20/2017	142,000	38,279	38,307	(28)
Singapore dollar	Sell	State Street Bank and Trust	9/20/2017	285,000	206,032	207,257	(1,225)
Singapore dollar	Sell	State Street Bank and Trust	9/20/2017	110,500	80,059	80,357	(298)
South African rand	Sell	Bank of America	9/20/2017	160,000	12,061	12,074	(13)
South Korean won	Sell	State Street Bank and Trust	9/20/2017	7,500,000	6,554	6,556	(2)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(32,257)

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$–	$997,871	$–	$997,871
Foreign Government Obligations	–	9,104,378	–	9,104,378
Total	$–	$10,102,249	$–	$10,102,249
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$56,040	$–	$56,040
Liabilities	–	(32,257)	–	(32,257)
Total	$–	$23,783	$–	$23,783

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2017

		Fair
		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 99.94%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.94%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	820,045	$17,278
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(b)	1,303,310	28,894
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	908,301	11,417
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	4,363,935	23,303
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	6,053,747	46,493
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(f)	385,908	4,585
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	614,971	8,038
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	8,989,063	65,620
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	780,515	23,166
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	467,513	2,006
Total Investments in Underlying Funds (cost $233,226,934)		230,800
Other Assets in Excess of Liabilities(k) 0.06%		148
Net Assets 100.00%		$230,948

*	Non-income producing security.
(a)	Affiliated issuers (See Note 13).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2017

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2017(1):

Referenced	Fund	Termination	Notional	Fair	Payments	Unrealized
Index*	Pays	Date	Amount	Value(2)	Upfront(3)	Appreciation(4)
Markit CDX. NA.HY.28(5)	5.00%	6/20/2022	10,800,000	11,544,099	$786,666	$42,567

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on indexes amounted to $42,567. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Central Clearinghouse: Chicago Mercantile Exchange (CME), Central Counterparty (CCP): Credit Suisse.

Open Forward Foreign Currency Exchange Contracts at June 30, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Japanese yen	Sell	State Street Bank and Trust	8/31/2017	295,600,000	$2,674,647	$2,634,410	$40,237

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Sell	Standard Chartered Bank	8/31/2017	6,460,000	$4,811,824	$4,961,632	$(149,808)
euro	Sell	Standard Chartered Bank	8/31/2017	8,360,000	9,401,317	9,576,334	(175,017)
British pound	Sell	State Street Bank and Trust	8/31/2017	2,080,000	2,687,386	2,713,783	(26,397)
Norwegian krone	Sell	State Street Bank and Trust	8/31/2017	20,400,000	2,421,485	2,446,225	(24,740)
Swedish krona	Sell	State Street Bank and Trust	8/31/2017	41,900,000	4,822,499	4,989,207	(166,708)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(542,670)

Open Futures Contracts at June 30, 2017:

				Notional	Unrealized
Type	Expiration	Contracts	Position	Value	Depreciation
E- Mini S&P 500 Index	September 2017	38	Short	$(4,599,710)	$(11,404)
MSCI EAFE, e-mini	September 2017	139	Long	7,007,685	(61,453)
Nikkei 225	September 2017	48	Long	4,825,200	(15,700)
Totals				$7,233,175	$(88,557)

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND June 30, 2017

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$230,800	$–	$–	$230,800
Total	$230,800	$–	$–	$230,800
Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$–	$43	$–	$43
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	40	–	40
Liabilities	–	(543)	–	(543)
Futures Contracts
Assets	–	–	–	–
Liabilities	(89)	–	–	(89)
Total	$(89)	$(460)	$–	$(549)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

See Notes to Financial Statements.	57

Statements of Assets and Liabilities (unaudited)

June 30, 2017

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
ASSETS:
Investments in securities, at cost	$42,682,984	$233,183,054
Investments in securities, at fair value	$43,946,631	$233,328,892
Cash	400,450	5,889,328
Deposits with brokers for derivatives collateral	48,905	1,478,542
Foreign cash, at value (cost $0 and $7,987, respectively)	–	7,896
Receivables:
Interest and dividends	537,329	1,669,112
Capital shares sold	242,501	1,082,221
Investment securities sold	422,001	196,671
Variation margin for futures contracts	7,041	22,044
From advisor (See Note 3)	21,453	–
Unrealized appreciation on forward foreign currency exchange contracts	–	5,303,909
Prepaid expenses and other assets	77,272	85,826
Total assets	45,703,583	249,064,441
LIABILITIES:
Payables:
Investment securities purchased	990,756	–
Management fee	25,424	101,019
Capital shares reacquired	31,704	57,159
Directors’ fees	1,800	73,495
12b-1 distribution plan	5,406	14,182
Fund administration	1,453	8,081
Variation margin for centrally cleared credit default swap agreements	–	57,194
Unrealized depreciation on forward foreign currency exchange contracts	2,231	3,202,530
Distributions payable	157,913	1,028,899
Accrued expenses	43,589	111,331
Total liabilities	1,260,276	4,653,890
NET ASSETS	$44,443,307	$244,410,551
COMPOSITION OF NET ASSETS:
Paid-in capital	$43,169,674	$343,672,101
Distributions in excess of net investment income	(57,578)	(5,171,979)
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	55,893	(96,756,797)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	1,275,318	2,667,226
Net Assets	$44,443,307	$244,410,551

58	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2017

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Net assets by class:
Class A Shares	$11,084,274	$18,235,301
Class B Shares	–	$38,803
Class C Shares	$1,545,684	$3,680,049
Class F Shares	$20,813,330	$8,234,845
Class F3 Shares	$10,165	$10,193
Class I Shares	$10,678,404	$213,237,447
Class R2 Shares	$125,299	$90,183
Class R3 Shares	$125,305.59	$294,488
Class R4 Shares	$11,296	$25,707
Class R5 Shares	$38,177	$10,870
Class R6 Shares	$11,372	$552,665
Outstanding shares by class:
Class A Shares (350 and 415 million shares of common stock authorized, $.001 par value)	714,291	3,404,491
Class B Shares (0 and 30 million shares of common stock authorized, $.001 par value)	–	7,214
Class C Shares (85 and 100 million shares of common stock authorized, $.001 par value)	99,613	683,055
Class F Shares (85 and 100 million shares of common stock authorized, $.001 par value)	1,340,973	1,538,169
Class F3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	655	1,906
Class I Shares (185 and 200 million shares of common stock authorized, $.001 par value)	688,158	39,883,815
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,076	16,804
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,076.43	55,098
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	728	4,799
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	2,460	2,033
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	732.92	103,366
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.52	$5.36
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.88	$5.48
Class B Shares-Net asset value	–	$5.38
Class C Shares-Net asset value	$15.52	$5.39
Class F Shares-Net asset value	$15.52	$5.35
Class F3 Shares-Net asset value	$15.52	$5.35
Class I Shares-Net asset value	$15.52	$5.35
Class R2 Shares-Net asset value	$15.51	$5.37
Class R3 Shares-Net asset value	$15.51	$5.34
Class R4 Shares-Net asset value	$15.52	$5.36
Class R5 Shares-Net asset value	$15.52	$5.35
Class R6 Shares-Net asset value	$15.52	$5.35

See Notes to Financial Statements.	59

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2017

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
ASSETS:
Investments in securities, at cost	$10,777,629	$–
Investments in Underlying Funds, at cost	–	233,226,934
Investments in securities, at fair value	$10,102,249	$–
Investments in Underlying Funds, at value	–	230,799,992
Cash	590,912	–
Deposits with brokers for derivatives collateral	–	1,029,726
Foreign cash, at value (cost $30,549 and $0, respectively)	30,776	–
Receivables:
Interest and dividends	177,007	1,205,826
Capital shares sold	63,783	1,180,380
Variation margin for futures contracts	–	62,902
Investments in Underlying Funds sold	–	192,255
From advisor (See Note 3)	21,896	5,577
Unrealized appreciation on forward foreign currency exchange contracts	56,040	40,237
Prepaid expenses and other assets	97,383	78,565
Total assets	11,140,046	234,595,460
LIABILITIES:
Payables:
Investment in Underlying Funds purchased	–	1,184,034
Capital shares reacquired	9,783	520,066
12b-1 distribution plan	2,109	59,939
Directors’ fees	818	46,675
To bank	–	33,194
Management fee	6,187	19,127
Fund administration	354	7,651
Variation margin for centrally cleared credit default swap agreements	–	21,185
Unrealized depreciation on forward foreign currency exchange contracts	32,257	542,670
Distributions payable	49,323	1,109,294
Accrued expenses	53,708	103,246
Total liabilities	154,539	3,647,081
NET ASSETS	$10,985,507	$230,948,379
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,353,439	$250,555,198
Undistributed (distributions in excess of) net investment income	(83,674)	30,066
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(631,611)	(16,661,520)
Net unrealized depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(652,647)	(2,975,365)
Net Assets	$10,985,507	$230,948,379

60	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2017

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund

Net assets by class:
Class A Shares	$7,355,858	$130,562,807
Class B Shares	–	$1,129,103
Class C Shares	$674,676	$31,265,921
Class F Shares	$606,544	$5,608,344
Class F3 Shares	$10,308	$19,197
Class I Shares	$2,122,357	$10,400,481
Class R2 Shares	$91,992	$445,247
Class R3 Shares	$92,117	$4,706,923
Class R4 Shares	$10,512	$162,022
Class R5 Shares	$10,565	$28,204
Class R6 Shares	$10,578	$46,620,130
Outstanding shares by class
Class A Shares (350 and 430 million shares of common stock authorized, $.001 par value)	688,770	11,657,766
Class B Shares (0 and 15 million shares of common stock authorized, $.001 par value)	–	111,835
Class C Shares (85 and 20 million shares of common stock authorized, $.001 par value)	63,179	3,101,940
Class F Shares (85 and 20 million shares of common stock authorized, $.001 par value)	56,885	500,574
Class F3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	966	1,702
Class I Shares (185 and 15 million shares of common stock authorized, $.001 par value)	198,801	922,198
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,618	38,933
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,629.40	417,560
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	985	14,477
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	990	2,499
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	991	4,131,683
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.68	$11.20
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.93	$11.46
Class B Shares-Net asset value	–	$10.10
Class C Shares-Net asset value	$10.68	$10.08
Class F Shares-Net asset value	$10.66	$11.20
Class F3 Shares-Net asset value	$10.67	$11.28
Class I Shares-Net asset value	$10.68	$11.28
Class R2 Shares-Net asset value	$10.67	$11.44
Class R3 Shares-Net asset value	$10.67	$11.27
Class R4 Shares-Net asset value	$10.67	$11.19
Class R5 Shares-Net asset value	$10.67	$11.29
Class R6 Shares-Net asset value	$10.67	$11.28

See Notes to Financial Statements.	61

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2017

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Investment income:
Interest and other (net of foreign withholding taxes of $773 and $183, respectively)	$930,383	$3,710,209
Interest earned from Interfund Lending (See Note 11)	–	958
Total investment income	930,383	3,711,167
Expenses:
Management fee	130,459	681,540
12b-1 distribution plan-Class A	9,364	18,450
12b-1 distribution plan-Class B	–	234
12b-1 distribution plan-Class C	6,143	15,594
12b-1 distribution plan-Class F	8,312	3,575
12b-1 distribution plan-Class R2	365	279
12b-1 distribution plan-Class R3	305	685
12b-1 distribution plan-Class R4	14	21
Registration	51,476	58,594
Professional	26,191	52,880
Shareholder servicing	29,986	41,437
Fund administration	7,455	54,523
Custody	3,520	28,844
Reports to shareholders	5,748	19,692
Directors’ fees	420	4,276
Other	6,966	31,407
Gross expenses	286,724	1,012,031
Expense reductions (See Note 9)	(150)	(162)
Fees waived and expenses reimbursed (See Note 3)	(104,339)	–
Net expenses	182,235	1,011,869
Net investment income	748,148	2,699,298
Net realized and unrealized gain (loss):
Net realized gain on investments	519,201	(605,879)
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(68,256)	7,356,041
Net change in unrealized appreciation/depreciation on investments	570,420	734,684
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	2,357	9,574,567
Net realized and unrealized gain	1,023,722	17,059,413
Net Increase in Net Assets Resulting From Operations	$1,771,870	$19,758,711

62	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended June 30, 2017

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Investment income:
Dividends received from Underlying Funds	$–	$3,495,078
Interest and other (net of foreign withholding taxes of $6,302 and $0, respectively)	374,075	3,812
Total investment income	374,075	3,498,890
Expenses:
Management fee	34,409	291,150
12b-1 distribution plan-Class A	6,743	165,451
12b-1 distribution plan-Class B	–	6,834
12b-1 distribution plan-Class C	2,117	161,392
12b-1 distribution plan-Class F	177	2,508
12b-1 distribution plan-Class R2	263	1,278
12b-1 distribution plan-Class R3	219	12,659
12b-1 distribution plan-Class R4	13	86
Shareholder servicing	3,455	147,171
Registration	52,772	55,290
Professional	30,570	21,821
Fund administration	1,966	46,584
Reports to shareholders	2,597	19,962
Custody	11,936	8,896
Directors’ fees	121	2,978
Other	4,386	7,312
Gross expenses	151,744	951,372
Expense reductions (See Note 9)	(39)	(730)
Fees waived and expenses reimbursed (See Note 3)	(100,879)	(174,690)
Net expenses	50,826	775,952
Net investment income	323,249	2,722,938
Net realized and unrealized gain (loss):
Net realized loss on investments in Underlying Funds	–	(4,845,083)
Net realized loss on investments	(277,733)	–
Net realized gain on futures contracts, swaps and foreign currency related transactions	106,225	427,175
Net change in unrealized appreciation/depreciation on Investments in Underlying Funds	–	17,109,542
Net change in unrealized appreciation/depreciation on investments	759,428	–
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	25,978	(1,767,426)
Net realized and unrealized gain	613,898	10,924,208
Net Increase in Net Assets Resulting From Operations	$937,147	$13,647,146

See Notes to Financial Statements.	63

Statements of Changes in Net Assets

	Emerging Markets Corporate Debt Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income	$748,148	$1,432,186
Net realized gain on investments, futures contracts and foreign currency related transactions	450,945	385,162
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	572,777	1,405,327
Net increase in net assets resulting from operations	1,771,870	3,222,675
Distributions to shareholders from:
Net investment income
Class A	(196,759)	(547,574)
Class C	(23,661)	(31,567)
Class F	(359,805)	(490,236)
Class F3	(109)	–
Class I	(214,522)	(473,697)
Class R2	(2,718)	(5,339)
Class R3	(2,718)	(5,339)
Class R4	(231)	(457)
Class R5	(814)	(1,387)
Class R6	(254)	(492)
Total distributions to shareholders	(801,591)	(1,556,088)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	18,467,374	24,947,888
Reinvestment of distributions	776,747	1,526,372
Cost of shares reacquired	(5,771,379)	(36,050,167)
Net increase (decrease) in net assets resulting from capital share transactions	13,472,742	(9,575,907)
Net increase (decrease) in net assets	14,443,021	(7,909,320)
NET ASSETS:
Beginning of period	$30,000,286	$37,909,606
End of period	$44,443,307	$30,000,286
Distributions in excess of net investment income	$(57,578)	$(4,135)

64	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Currency Fund
DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income	$2,699,298	$7,376,950
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	6,750,162	12,514,361
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	10,309,251	1,608,812
Net increase in net assets resulting from operations	19,758,711	21,500,123
Distributions to shareholders from:
Net investment income
Class A	(387,636)	(1,035,581)
Class B	(786)	(4,308)
Class C	(69,309)	(212,359)
Class F	(153,324)	(443,669)
Class F3	(114)	–
Class I	(5,278,689)	(21,196,245)
Class P	–	(4)
Class R2	(1,759)	(4,747)
Class R3	(5,532)	(17,175)
Class R4	(361)	(517)
Class R5	(230)	(546)
Class R6	(6,829)	(554)
Total distributions to shareholders	(5,904,569)	(22,915,705)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	5,803,530	124,310,329
Reinvestment of distributions	5,806,587	22,707,050
Cost of shares reacquired	(168,246,196)	(236,856,843)
Net decrease in net assets resulting from capital share transactions	(156,636,079)	(89,839,464)
Net decrease in net assets	(142,781,937)	(91,255,046)
NET ASSETS:
Beginning of period	$387,192,488	$478,447,534
End of period	$244,410,551	$387,192,488
Distributions in excess of net investment income	$(5,171,979)	$(1,966,708)

See Notes to Financial Statements.	65

Statements of Changes in Net Assets (continued)

	Emerging Markets Local Bond Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income	$323,249	$516,671
Net realized loss on investments, futures contracts and foreign currency related transactions	(171,508)	(865,753)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	785,406	858,677
Net increase in net assets resulting from operations	937,147	509,595
Distributions to shareholders from:
Net investment income
Class A	(231,742)	–
Class C	(15,746)	–
Class F	(12,317)	–
Class F3	(174)	–
Class I	(71,440)	–
Class R2	(3,096)	–
Class R3	(3,098)	–
Class R4	(346)	–
Class R5	(360)	–
Class R6	(365)	–
Return of capital
Class A	–	(378,524)
Class C	–	(26,459)
Class F	–	(12,354)
Class F3	–	–
Class I	–	(126,604)
Class R2	–	(5,486)
Class R3	–	(5,489)
Class R4	–	(609)
Class R5	–	(635)
Class R6	–	(640)
Total distributions to shareholders	(338,684)	(556,800)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	1,315,083	2,212,118
Reinvestment of distributions	330,823	545,596
Cost of shares reacquired	(453,491)	(1,096,032)
Net increase in net assets resulting from capital share transactions	1,192,415	1,661,682
Net increase in net assets	1,790,878	1,614,477
NET ASSETS:
Beginning of period	$9,194,629	$7,580,152
End of period	$10,985,507	$9,194,629
Distributions in excess of net investment income	$(83,674)	$(68,239)

66	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund
DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Operations:
Net investment income	$2,722,938	$8,824,184
Net realized loss on investments in Underlying Funds	(4,845,083)	(8,113,635)
Net realized gain on futures contracts, swaps and foreign currency related transactions	427,175	1,000,920
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	17,109,542	18,314,493
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(1,767,426)	999,277
Net increase in net assets resulting from operations	13,647,146	21,025,239
Distributions to shareholders from:
Net investment income
Class A	(1,518,722)	(5,072,090)
Class B	(10,544)	(60,032)
Class C	(294,746)	(1,132,296)
Class F	(63,495)	(207,266)
Class F3	(132)	–
Class I	(132,094)	(402,584)
Class R2	(4,216)	(11,684)
Class R3	(51,952)	(210,941)
Class R4	(1,431)	(332)
Class R5	(255)	(354)
Class R6	(595,934)	(1,462,429)
Net realized gain
Class A	–	(1,722,448)
Class B	–	(25,814)
Class C	–	(475,580)
Class F	–	(68,421)
Class F3	–	–
Class I	–	(124,264)
Class R2	–	(4,279)
Class R3	–	(77,126)
Class R4	–	(109)
Class R5	–	(109)
Class R6	–	(469,615)
Total distributions to shareholders	(2,673,521)	(11,527,773)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	33,830,691	31,175,121
Reinvestment of distributions	2,455,341	10,713,404
Cost of shares reacquired	(56,517,745)	(77,249,082)
Net decrease in net assets resulting from capital share transactions	(20,231,713)	(35,360,557)
Net decrease in net assets	(9,258,088)	(25,863,091)
NET ASSETS:
Beginning of period	$240,206,467	$266,069,558
End of period	$230,948,379	$240,206,467
Undistributed (distributions in excess of) net investment income	$30,066	$(19,351)

See Notes to Financial Statements.	67

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
6/30/2017(c)	$15.08	$0.30	$0.46	$0.76	$(0.32)	$–		$(0.32)
12/31/2016	14.45	0.61	0.68	1.29	(0.66)	–		(0.66)
12/31/2015	14.85	0.60	(0.33)	0.27	(0.67)	–	(e)	(0.67)
12/31/2014	14.97	0.66	0.34	1.00	(0.72)	(0.40)		(1.12)
12/6/2013 to 12/31/2013(f)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class C
6/30/2017(c)	15.07	0.25	0.47	0.72	(0.27)	–		(0.27)
12/31/2016	14.45	0.50	0.68	1.18	(0.56)	–		(0.56)
12/31/2015	14.85	0.50	(0.34)	0.16	(0.56)	–	(e)	(0.56)
12/31/2014	14.97	0.52	0.36	0.88	(0.60)	(0.40)		(1.00)
12/6/2013 to 12/31/2013(f)	15.00	0.01	(0.02)	(0.01)	(0.02)	–		(0.02)
Class F
6/30/2017(c)	15.08	0.31	0.46	0.77	(0.33)	–		(0.33)
12/31/2016	14.45	0.62	0.68	1.30	(0.67)	–		(0.67)
12/31/2015	14.85	0.56	(0.28)	0.28	(0.68)	–	(e)	(0.68)
12/31/2014	14.97	0.67	0.35	1.02	(0.74)	(0.40)		(1.14)
12/6/2013 to 12/31/2013(f)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class F3
4/4/2017 to 6/30/2017(c)(h)	15.43	0.16	0.10	0.26	(0.17)	–		(0.17)
Class I
6/30/2017(c)	15.08	0.32	0.46	0.78	(0.34)	–		(0.34)
12/31/2016	14.45	0.64	0.68	1.32	(0.69)	–		(0.69)
12/31/2015	14.85	0.63	(0.33)	0.30	(0.70)	–	(e)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(f)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R2
6/30/2017(c)	15.07	0.32	0.46	0.78	(0.34)	–		(0.34)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–		(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	–	(e)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(f)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)
Class R3
6/30/2017(c)	15.07	0.32	0.46	0.78	(0.34)	–		(0.34)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–		(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	–	(e)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)		(1.15)
12/6/2013 to 12/31/2013(f)	15.00	0.02	(0.02)	–	(0.03)	–		(0.03)

68	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$15.52	5.10	(d)	0.52	(d)	0.79	(d)	1.94	(d)	$11,084	34.76	(d)
15.08	9.03		1.05		1.67		4.03		7,535	104.21
14.45	1.77		1.05		1.71		4.03		13,843	147.85
14.85	6.76		1.05		2.62		4.27		6,745	293.26
14.97	(0.04	)(d)	1.05	(g)	5.26	(g)	1.84	(g)	4,835	4.14	(d)

15.52	4.80	(d)	0.88	(d)	1.15	(d)	1.61	(d)	1,546	34.76	(d)
15.07	8.23		1.70		2.34		3.27		1,212	104.21
14.45	1.04		1.77		2.46		3.38		581	147.85
14.85	5.90		1.81		3.27		3.34		473	293.26
14.97	(0.09	)(d)	1.86	(g)	6.07	(g)	1.03	(g)	100	4.14	(d)

15.52	5.15	(d)	0.47	(d)	0.74	(d)	2.00	(d)	20,813	34.76	(d)
15.08	9.10		0.95		1.57		4.09		12,321	104.21
14.45	1.83		0.95		1.50		3.82		12,604	147.85
14.85	6.86		0.94		2.49		4.36		170	293.26
14.97	(0.04	)(d)	0.95	(g)	5.15	(g)	1.94	(g)	100	4.14	(d)

15.52	1.67	(d)	0.18	(d)(h)	0.32	(d)(h)	1.00	(d)(h)	10	34.76	(d)

15.52	5.28	(d)	0.42	(d)	0.70	(d)	2.06	(d)	10,678	34.76	(d)
15.08	9.18		0.85		1.47		4.26		8,636	104.21
14.45	1.98		0.85		1.50		4.26		10,634	147.85
14.85	6.97		0.85		2.43		4.47		5,134	293.26
14.97	(0.03	)(d)	0.85	(g)	5.06	(g)	2.03	(g)	4,798	4.14	(d)

15.51	5.21	(d)	0.42	(d)	1.00	(d)	2.07	(d)	125	34.76	(d)
15.07	9.18		0.85		2.08		4.23		119	104.21
14.45	1.98		0.85		2.14		4.31		109	147.85
14.85	6.97		0.85		3.03		4.47		107	293.26
14.97	(0.03	)(d)	0.85	(g)	5.06	(g)	2.03	(g)	100	4.14	(d)

15.51	5.21	(d)	0.42	(d)	0.95		2.07	(d)	125	34.76	(d)
15.07	9.18		0.85		1.98		4.23		119	104.21
14.45	1.98	(d)	0.85		2.04		4.31		109	147.85
14.85	6.97		0.85		2.93		4.47		107	293.26
14.97	(0.03	)(d)	0.85		5.07	(g)	2.05	(g)	100	4.14	(d)

See Notes to Financial Statements.	69

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class R4
6/30/2017(c)	$15.07	$0.30	$0.47	$0.77	$(0.32)	$–		$(0.32)
12/31/2016	14.45	0.60	0.68	1.28	(0.66)	–		(0.66)
6/30/2015 to 12/31/2015(i)	14.97	0.29	(0.49)	(0.20)	(0.32)	–	(e)	(0.32)
Class R5
6/30/2017(c)	15.07	0.32	0.47	0.79	(0.34)	–		(0.34)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–		(0.69)
6/30/2015 to 12/31/2015(i)	14.97	0.31	(0.49)	(0.18)	(0.34)	–	(e)	(0.34)
Class R6
6/30/2017(c)	15.07	0.33	0.47	0.80	(0.35)	–		(0.35)
12/31/2016	14.45	0.65	0.67	1.32	(0.70)	–		(0.70)
6/30/2015 to 12/31/2015(i)	14.97	0.31	(0.48)	(0.17)	(0.35)	–	(e)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on December 6, 2013.
(g)	Annualized.
(h)	Commenced on April 4, 2017.
(i)	Commenced on June 30, 2015.

70	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$15.52	5.15	(d)	0.55	(d)	0.83	(d)	1.94	(d)	$11	34.76	(d)
15.07	8.92		1.08		1.70		4.00		11	104.21
14.45	(1.33	)(d)	1.10	(g)	1.71	(g)	3.91	(g)	10	147.85

15.52	5.28	(d)	0.43	(d)	0.71	(d)	2.06	(d)	38	34.76	(d)
15.07	9.18		0.85		1.49		4.22		35	104.21
14.45	(1.21	)(d)	0.85	(g)	1.46	(g)	4.17	(g)	10	147.85

15.52	5.35	(d)	0.36	(d)	0.63	(d)	2.13	(d)	11	34.76	(d)
15.07	9.26		0.77		1.27		4.31		11	104.21
14.45	(1.18	)(d)	0.79	(g)	1.37	(g)	4.23	(g)	10	147.85

See Notes to Financial Statements.	71

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
6/30/2017(c)	$5.11	$0.05	$0.31	$0.36	$(0.11)	$–	$(0.11)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.06	(0.57)	(0.51)	(0.07)	(0.08)	(0.15)
12/31/2014	6.25	0.06	(0.40)	(0.34)	(0.15)	–	(0.15)
12/31/2013	6.63	0.06	(0.27)	(0.21)	(0.10)	(0.07)	(0.17)
12/31/2012	6.15	0.07	0.58	0.65	(0.15)	(0.02)	(0.17)
Class B
6/30/2017(c)	5.13	0.03	0.31	0.34	(0.09)	–	(0.09)
12/31/2016	5.12	0.04	0.21	0.25	(0.24)	–	(0.24)
12/31/2015	5.79	0.02	(0.58)	(0.56)	(0.05)	(0.06)	(0.11)
12/31/2014	6.28	0.01	(0.39)	(0.38)	(0.11)	–	(0.11)
12/31/2013	6.66	0.01	(0.27)	(0.26)	(0.07)	(0.05)	(0.12)
12/31/2012	6.18	0.02	0.58	0.60	(0.10)	(0.02)	(0.12)
Class C
6/30/2017(c)	5.14	0.03	0.31	0.34	(0.09)	–	(0.09)
12/31/2016	5.13	0.05	0.21	0.26	(0.25)	–	(0.25)
12/31/2015	5.79	0.03	(0.57)	(0.54)	(0.06)	(0.06)	(0.12)
12/31/2014	6.29	0.02	(0.40)	(0.38)	(0.12)	–	(0.12)
12/31/2013	6.67	0.02	(0.27)	(0.25)	(0.07)	(0.06)	(0.13)
12/31/2012	6.19	0.02	0.59	0.61	(0.11)	(0.02)	(0.13)
Class F
6/30/2017(c)	5.11	0.05	0.30	0.35	(0.11)	–	(0.11)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.25	0.06	(0.39)	(0.33)	(0.16)	–	(0.16)
12/31/2013	6.62	0.07	(0.27)	(0.20)	(0.09)	(0.08)	(0.17)
12/31/2012	6.15	0.07	0.58	0.65	(0.16)	(0.02)	(0.18)
Class F3
4/4/2017 to 6/30/2017(c)(e)	5.31	0.03	0.07	0.10	(0.06)	–	(0.06)
Class I
6/30/2017(c)	5.10	0.05	0.32	0.37	(0.12)	–	(0.12)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
12/31/2015	5.75	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.24	0.07	(0.39)	(0.32)	(0.17)	–	(0.17)
12/31/2013	6.61	0.08	(0.27)	(0.19)	(0.10)	(0.08)	(0.18)
12/31/2012	6.14	0.08	0.57	0.65	(0.16)	(0.02)	(0.18)

72	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$5.36	6.89 (d)	0.45	(d)	0.91	(d)	$18,235	13.91	(d)
5.11	5.68	0.99		1.51		18,357	89.73
5.10	(8.95)	0.98		1.10		20,466	51.75
5.76	(5.49)	0.98		0.93		30,554	113.20
6.25	(3.21)	0.99		0.97		47,961	105.11
6.63	10.69	1.01		1.02		73,947	141.92

5.38	6.65 (d)	0.86	(d)	0.49	(d)	39	13.91	(d)
5.13	4.83	1.80		0.71		56	89.73
5.12	(9.79)	1.78		0.30		178	51.75
5.79	(6.20)	1.78		0.13		350	113.20
6.28	(3.95)	1.79		0.18		696	105.11
6.66	9.79	1.80		0.24		1,219	141.92

5.39	6.54 (d)	0.76	(d)	0.60	(d)	3,680	13.91	(d)
5.14	5.03	1.60		0.91		4,025	89.73
5.13	(9.44)	1.59		0.49		5,558	51.75
5.79	(6.19)	1.61		0.31		9,675	113.20
6.29	(3.78)	1.62		0.34		17,378	105.11
6.67	9.91	1.68		0.37		28,543	141.92

5.35	6.94 (d)	0.40	(d)	0.97	(d)	8,235	13.91	(d)
5.11	5.79	0.89		1.61		7,366	89.73
5.10	(8.86)	0.88		1.19		9,439	51.75
5.76	(5.40)	0.88		1.03		21,550	113.20
6.25	(2.97)	0.89		1.06		36,181	105.11
6.62	10.63	0.91		1.12		71,622	141.92

5.35	1.70	0.17	(d)(e)	0.50	(d)(e)	10	13.91	(d)

5.35	7.00 (d)	0.36	(d)	1.00	(d)	213,237	13.91	(d)
5.10	5.90	0.79		1.71		356,968	89.73
5.09	(8.79)	0.78		1.29		442,393	51.75
5.75	(5.32)	0.78		1.12		317,393	113.20
6.24	(2.88)	0.80		1.18		295,136	105.11
6.61	10.75	0.80		1.21		271,710	141.92

See Notes to Financial Statements.	73

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R2
6/30/2017(c)	$5.12	$0.04	$0.31	$0.35	$(0.10)	$–	$(0.10)
12/31/2016	5.11	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.77	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.26	0.03	(0.39)	(0.36)	(0.13)	–	(0.13)
12/31/2013	6.64	0.04	(0.28)	(0.24)	(0.08)	(0.06)	(0.14)
12/31/2012	6.16	0.04	0.59	0.63	(0.13)	(0.02)	(0.15)
Class R3
6/30/2017(c)	5.10	0.04	0.30	0.34	(0.10)	–	(0.10)
12/31/2016	5.09	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.75	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.24	0.04	(0.39)	(0.35)	(0.14)	–	(0.14)
12/31/2013	6.61	0.04	(0.26)	(0.22)	(0.09)	(0.06)	(0.15)
12/31/2012	6.14	0.05	0.57	0.62	(0.13)	(0.02)	(0.15)
Class R4
6/30/2017(c)	5.11	0.05	0.31	0.36	(0.11)	–	(0.11)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
6/30/2015 to 12/31/2015(f)	5.53	0.03	(0.39)	(0.36)	(0.03)	(0.04)	(0.07)
Class R5
6/30/2017(c)	5.10	0.05	0.32	0.37	(0.12)	–	(0.12)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(f)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)
Class R6
6/30/2017(c)	5.10	0.06	0.31	0.37	(0.12)	–	(0.12)
12/31/2016	5.09	0.10	0.20	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(f)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

74	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$5.37	6.67	(d)	0.65	(d)	0.71	(d)	$ 90	13.91	(d)
5.12	5.26		1.39		1.11		96	89.73
5.11	(9.30)		1.38		0.70		101	51.75
5.77	(5.85)		1.37		0.51		110	113.20
6.26	(3.59)		1.40		0.58		248	105.11
6.64	10.24		1.41		0.63		300	141.92

5.34	6.75	(d)	0.60	(d)	0.77	(d)	294	13.91	(d)
5.10	5.38		1.28		1.22		296	89.73
5.09	(9.24)		1.27		0.81		285	51.75
5.75	(5.77)		1.27		0.65		524	113.20
6.24	(3.35)		1.28		0.70		494	105.11
6.61	10.23		1.29		0.74		617	141.92

5.36	6.86	(d)	0.47	(d)	0.96	(d)	26	13.91	(d)
5.11	5.67		1.01		1.50		10	89.73
5.10	(6.44	)(d)	1.01	(g)	1.13	(g)	9	51.75

5.35	7.01	(d)	0.36	(d)	1.01	(d)	11	13.91	(d)
5.10	5.94		0.75		1.76		10	89.73
5.09	(6.34	)(d)	0.76	(g)	1.37	(g)	9	51.75

5.35	7.02	(d)	0.35	(d)	1.09	(d)	553	13.91	(d)
5.10	6.04		0.66		1.85		10	89.73
5.09	(6.29	)(d)	0.67	(g)	1.47	(g)	9	51.75

See Notes to Financial Statements.	75

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
6/30/2017(c)	$10.03	$0.34	$0.67	$1.01	$(0.36)	$–	$(0.36)
12/31/2016	9.93	0.61	0.15	0.76	–	(0.66)	(0.66)
12/31/2015	12.60	0.62	(2.62)	(2.00)	–	(0.67)	(0.67)
12/31/2014	14.39	0.75	(1.70)	(0.95)	(0.84)	–	(0.84)
6/21/2013 to 12/31/2013(e)	15.00	0.37	(0.51)	(0.14)	(0.47)	–	(0.47)
Class C
6/30/2017(c)	10.03	0.31	0.66	0.97	(0.32)	–	(0.32)
12/31/2016	9.93	0.55	0.14	0.69	–	(0.59)	(0.59)
12/31/2015	12.60	0.53	(2.61)	(2.08)	–	(0.59)	(0.59)
12/31/2014	14.38	0.64	(1.69)	(1.05)	(0.73)	–	(0.73)
6/21/2013 to 12/31/2013(e)	15.00	0.31	(0.52)	(0.21)	(0.41)	–	(0.41)
Class F
6/30/2017(c)	10.02	0.34	0.66	1.00	(0.36)	–	(0.36)
12/31/2016	9.93	0.62	0.14	0.76	–	(0.67)	(0.67)
12/31/2015	12.60	0.63	(2.61)	(1.98)	–	(0.69)	(0.69)
12/31/2014	14.38	0.76	(1.68)	(0.92)	(0.86)	–	(0.86)
6/21/2013 to 12/31/2013(e)	15.00	0.38	(0.52)	(0.14)	(0.48)	–	(0.48)
Class F3
4/4/2017 to 6/30/2017(c)(g)	10.53	0.19	0.13	0.32	(0.18)	–	(0.18)
Class I
6/30/2017(c)	10.03	0.35	0.67	1.02	(0.37)	–	(0.37)
12/31/2016	9.93	0.64	0.14	0.78	–	(0.68)	(0.68)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(e)	15.00	0.38	(0.52)	(0.14)	(0.48)	–	(0.48)
Class R2
6/30/2017(c)	10.03	0.35	0.66	1.01	(0.37)	–	(0.37)
12/31/2016	9.93	0.64	0.14	0.78	–	(0.68)	(0.68)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(e)	15.00	0.34	(0.52)	(0.18)	(0.44)	–	(0.44)
Class R3
6/30/2017(c)	10.03	0.35	0.66	1.01	(0.37)	–	(0.37)
12/31/2016	9.93	0.64	0.14	0.78	–	(0.68)	(0.68)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(e)	15.00	0.35	(0.52)	(0.17)	(0.45)	–	(0.45)

76	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$10.68	10.14	(d)	0.52	(d)	1.53	(d)	3.25	(d)	$7,356	25.03	(d)
10.03	7.60		1.05		3.50		5.87		6,393	58.09
9.93	(16.32)		1.05		3.22		5.44		5,097	61.85
12.60	(7.05)		1.05		3.01		5.33		8,345	39.30
14.39	(0.97	)(d)	1.02	(f)	5.09	(f)	4.79	(f)	4,950	28.21	(d)

10.68	9.80	(d)	0.84	(d)	1.85	(d)	2.93	(d)	675	25.03	(d)
10.03	6.90		1.71		4.17		5.22		444	58.09
9.93	(16.92)		1.77		3.98		4.73		387	61.85
12.60	(7.71)		1.82		3.80		4.53		396	39.30
14.38	(1.43	)(d)	1.77	(f)	5.63	(f)	3.97	(f)	226	28.21	(d)

10.66	10.09	(d)	0.47	(d)	1.46	(d)	3.27	(d)	607	25.03	(d)
10.02	7.59		0.95		3.32		5.95		236	58.09
9.93	(16.23)		0.95		3.10		5.54		129	61.85
12.60	(6.88)		0.95		2.96		5.45		179	39.30
14.38	(0.99	)(d)	0.92	(f)	5.16	(f)	4.84	(f)	116	28.21	(d)

10.67	2.96	(d)	0.18	(d)(g)	0.70	(d)(g)	1.81	(d)(g)	10	25.03	(d)

10.68	10.15	(d)	0.42	(d)	1.43	(d)	3.35	(d)	2,122	25.03	(d)
10.03	7.81		0.85		3.33		6.09		1,926	58.09
9.93	(16.15)		0.85		3.02		5.65		1,786	61.85
12.60	(6.79)		0.85		2.96		5.58		2,130	39.30
14.38	(0.94	)(d)	0.82	(f)	5.19	(f)	4.94	(f)	2,286	28.21	(d)

10.67	10.14	(d)	0.42	(d)	1.73	(d)	3.35	(d)	92	25.03	(d)
10.03	7.81		0.85		3.93		6.09		83	58.09
9.93	(16.15)		0.85		3.62		5.65		77	61.85
12.60	(6.79)		0.85		3.56		5.57		92	39.30
14.38	(1.23	)(d)	1.40	(f)	5.79	(f)	4.36	(f)	99	28.21	(d)

10.67	10.14	(d)	0.42	(d)	1.68	(d)	3.35	(d)	92	25.03	(d)
10.03	7.81		0.85		3.83		6.09		84	58.09
9.93	(16.15)		0.85		3.52		5.65		77	61.85
12.60	(6.79)		0.85		3.46		5.57		92	39.30
14.38	(1.18	)(d)	1.30	(f)	5.69	(f)	4.46	(f)	99	28.21	(d)

See Notes to Financial Statements.	77

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R4
6/30/2017(c)	$10.02	$0.34	$0.67	$1.01	$(0.36)	$–	$(0.36)
12/31/2016	9.93	0.61	0.14	0.75	–	(0.66)	(0.66)
6/30/2015 to 12/31/2015(h)	11.53	0.29	(1.58)	(1.29)	–	(0.31)	(0.31)
Class R5
6/30/2017(c)	10.03	0.35	0.66	1.01	(0.37)	–	(0.37)
12/31/2016	9.93	0.64	0.15	0.79	–	(0.69)	(0.69)
6/30/2015 to 12/31/2015(h)	11.53	0.30	(1.57)	(1.27)	–	(0.33)	(0.33)
Class R6
6/30/2017(c)	10.03	0.36	0.66	1.02	(0.38)	–	(0.38)
12/31/2016	9.93	0.64	0.15	0.79	–	(0.69)	(0.69)
6/30/2015 to 12/31/2015(h)	11.53	0.31	(1.58)	(1.27)	–	(0.33)	(0.33)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 21, 2013.
(f)	Annualized.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

78	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$10.67	10.17	(d)	0.55	(d)	1.55	(d)	3.28	(d)	$11	25.03	(d)
10.02	7.49		1.10		3.55		5.88		10	58.09
9.93	(11.24	)(d)	1.10	(f)	3.60	(f)	5.50	(f)	9	61.85	(d)

10.67	10.20	(d)	0.42	(d)	1.42	(d)	3.38	(d)	11	25.03	(d)
10.03	7.87		0.85		3.32		6.11		10	58.09
9.93	(11.13	)(d)	0.85	(f)	3.35	(f)	5.74	(f)	9	61.85	(d)

10.67	10.24	(d)	0.37	(d)	1.39	(d)	3.44	(d)	11	25.03	(d)
10.03	7.93		0.79		3.21		6.17		10	58.09
9.93	(11.11	)(d)	0.80	(f)	3.31	(f)	5.79	(f)	9	61.85	(d)

See Notes to Financial Statements.	79

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
6/30/2017(c)	$10.69	$0.13	$0.51	$0.64	$(0.13)	$–	$–
12/31/2016	10.28	0.37	0.52	0.89	(0.36)	(0.12)	–
12/31/2015	12.04	0.33	(1.18)	(0.85)	(0.29)	(0.62)	–
12/31/2014	12.49	0.40	(0.12)	0.28	(0.49)	(0.24)	–
12/31/2013	11.42	0.39	1.26	1.65	(0.50)	(0.08)	–
12/31/2012	10.29	0.36	1.16	1.52	(0.38)	–	(0.01)
Class B
6/30/2017(c)	9.65	0.07	0.47	0.54	(0.09)	–	–
12/31/2016	9.32	0.25	0.49	0.74	(0.29)	(0.12)	–
12/31/2015	11.00	0.22	(1.07)	(0.85)	(0.21)	(0.62)	–
12/31/2014	11.46	0.26	(0.08)	0.18	(0.40)	(0.24)	–
12/31/2013	10.53	0.26	1.16	1.42	(0.41)	(0.08)	–
12/31/2012	9.51	0.25	1.09	1.34	(0.31)	–	(0.01)
Class C
6/30/2017(c)	9.64	0.08	0.45	0.53	(0.09)	–	–
12/31/2016	9.31	0.26	0.48	0.74	(0.29)	(0.12)	–
12/31/2015	11.00	0.23	(1.09)	(0.86)	(0.21)	(0.62)	–
12/31/2014	11.47	0.27	(0.09)	0.18	(0.41)	(0.24)	–
12/31/2013	10.54	0.27	1.16	1.43	(0.42)	(0.08)	–
12/31/2012	9.53	0.26	1.07	1.33	(0.31)	–	(0.01)
Class F
6/30/2017(c)	10.70	0.14	0.50	0.64	(0.14)	–	–
12/31/2016	10.29	0.37	0.54	0.91	(0.38)	(0.12)	–
12/31/2015	12.05	0.35	(1.18)	(0.83)	(0.31)	(0.62)	–
12/31/2014	12.49	0.42	(0.11)	0.31	(0.51)	(0.24)	–
12/31/2013	11.43	0.44	1.22	1.66	(0.52)	(0.08)	–
12/31/2012	10.29	0.36	1.19	1.55	(0.40)	–	(0.01)
Class F3
4/4/2017 to 6/30/2017(c)(e)	11.11	0.12	0.13	0.25	(0.08)	–	–
Class I
6/30/2017(c)	10.77	0.14	0.51	0.65	(0.14)	–	–
12/31/2016	10.35	0.41	0.52	0.93	(0.39)	(0.12)	–
12/31/2015	12.12	0.39	(1.22)	(0.83)	(0.32)	(0.62)	–
12/31/2014	12.56	0.43	(0.11)	0.32	(0.52)	(0.24)	–
12/31/2013	11.49	0.42	1.26	1.68	(0.53)	(0.08)	–
12/31/2012	10.34	0.39	1.18	1.57	(0.41)	–	(0.01)

80	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:

				Total
Total distri- butions	Net asset value, end of period	Total return(b) (%)		expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$(0.13)	$11.20	5.99	(d)	$0.32	(d)	0.39	(d)	1.17	(d)	$130,563	24.66	(d)
(0.48)	10.69	8.86		0.38		0.79		3.56		138,336	23.80
(0.91)	10.28	(7.43)		0.35		0.74		2.90		160,336	21.63
(0.73)	12.04	2.15		0.34		0.74		3.12		167,387	40.53
(0.58)	12.49	14.66		0.31		0.77		3.20		139,986	23.32
(0.39)	11.42	15.02		0.30		0.80		3.31		110,910	36.34

(0.09)	10.10	5.58	(d)	0.69	(d)	0.77	(d)	0.72	(d)	1,129	24.66	(d)
(0.41)	9.65	8.07		1.13		1.54		2.66		1,626	23.80
(0.83)	9.32	(8.13)		1.09		1.48		2.05		2,800	21.63
(0.64)	11.00	1.49		1.08		1.48		2.26		4,533	40.53
(0.49)	11.46	13.70		1.05		1.51		2.32		6,020	23.32
(0.32)	10.53	14.24		1.04		1.54		2.51		6,939	36.34

(0.09)	10.08	5.54	(d)	0.69	(d)	0.76	(d)	0.79	(d)	31,266	24.66	(d)
(0.41)	9.64	8.15		1.12		1.54		2.79		34,137	23.80
(0.83)	9.31	(8.18)		1.10		1.49		2.14		42,026	21.63
(0.65)	11.00	1.47		1.08		1.48		2.36		45,990	40.53
(0.50)	11.47	13.76		1.05		1.51		2.45		35,963	23.32
(0.32)	10.54	14.17		1.04		1.53		2.62		29,821	36.34

(0.14)	11.20	5.97	(d)	0.24	(d)	0.32	(d)	1.27	(d)	5,608	24.66	(d)
(0.50)	10.70	9.01		0.23		0.64		3.57		4,867	23.80
(0.93)	10.29	(7.28)		0.20		0.59		2.98		8,747	21.63
(0.75)	12.05	2.39		0.19		0.59		3.30		12,885	40.53
(0.60)	12.49	14.73		0.16		0.62		3.60		6,472	23.32
(0.41)	11.43	15.28		0.15		0.65		3.31		2,423	36.34

(0.08)	11.28	2.23	(d)	0.06	(d)(e)	0.10	(d)(e)	1.03	(d)(e)	19	24.66	(d)

(0.14)	11.28	6.08	(d)	0.20	(d)	0.27	(d)	1.28	(d)	10,400	24.66	(d)
(0.51)	10.77	9.18		0.13		0.54		3.89		11,092	23.80
(0.94)	10.35	(7.23)		0.10		0.48		3.21		10,633	21.63
(0.76)	12.12	2.47		0.09		0.49		3.34		42,754	40.53
(0.61)	12.56	14.85		0.06		0.52		3.44		34,086	23.32
(0.42)	11.49	15.42		0.05		0.55		3.57		22,289	36.34

See Notes to Financial Statements.	81

Financial Highlights (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R2
6/30/2017(c)	$10.92	$0.12	$0.51	$0.63	$(0.11)	$–	$–
12/31/2016	10.49	0.35	0.53	0.88	(0.33)	(0.12)	–
12/31/2015	12.27	0.32	(1.23)	(0.91)	(0.25)	(0.62)	–
12/31/2014	12.72	0.37	(0.13)	0.24	(0.45)	(0.24)	–
12/31/2013	11.62	0.33	1.30	1.63	(0.45)	(0.08)	–
12/31/2012	10.46	0.34	1.18	1.52	(0.35)	–	(0.01)
Class R3
6/30/2017(c)	10.76	0.11	0.52	0.63	(0.12)	–	–
12/31/2016	10.34	0.35	0.53	0.88	(0.34)	(0.12)	–
12/31/2015	12.11	0.31	(1.20)	(0.89)	(0.26)	(0.62)	–
12/31/2014	12.55	0.37	(0.11)	0.26	(0.46)	(0.24)	–
12/31/2013	11.48	0.36	1.26	1.62	(0.47)	(0.08)	–
12/31/2012	10.34	0.35	1.16	1.51	(0.36)	–	(0.01)
Class R4
6/30/2017(c)	10.69	0.19	0.45	0.64	(0.14)	–	–
12/31/2016	10.28	0.38	0.51	0.89	(0.36)	(0.12)	–
6/30/2015 to 12/31/2015(f)	11.96	0.15	(1.10)	(0.95)	(0.11)	(0.62)	–
Class R5
6/30/2017(c)	10.78	0.16	0.49	0.65	(0.14)	–	–
12/31/2016	10.36	0.41	0.52	0.93	(0.39)	(0.12)	–
6/30/2015 to 12/31/2015(f)	12.04	0.17	(1.11)	(0.94)	(0.12)	(0.62)	–
Class R6
6/30/2017(c)	10.77	0.15	0.51	0.66	(0.15)	–	–
12/31/2016	10.35	0.41	0.53	0.94	(0.40)	(0.12)	–
6/30/2015 to 12/31/2015(f)	12.04	0.17	(1.11)	(0.94)	(0.13)	(0.62)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on April 4, 2017.
(f)	Commenced on June 30, 2015.
(g)	Annualized.

82	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:

				Total
Total distri- butions	Net asset value, end of period	Total return(b) (%)		expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$(0.11)	$11.44	5.78	(d)	0.49	(d)	0.57	(d)	1.02	(d)	$ 445	24.66	(d)
(0.45)	10.92	8.52		0.73		1.14		3.33		408	23.80
(0.87)	10.49	(7.75)		0.70		1.09		2.81		364	21.63
(0.69)	12.27	1.86		0.69		1.09		2.88		116	40.53
(0.53)	12.72	14.13		0.66		1.12		2.68		89	23.32
(0.36)	11.62	14.71		0.61		1.11		3.05		107	36.34

(0.12)	11.27	5.82	(d)	0.43	(d)	0.50	(d)	1.02	(d)	4,707	24.66	(d)
(0.46)	10.76	8.65		0.63		1.04		3.34		6,401	23.80
(0.88)	10.34	(7.69)		0.58		0.97		2.66		6,322	21.63
(0.70)	12.11	2.01		0.55		0.95		2.91		6,780	40.53
(0.55)	12.55	14.33		0.53		0.99		2.95		5,785	23.32
(0.37)	11.48	14.81		0.52		1.02		3.17		5,211	36.34

(0.14)	11.19	5.98	(d)	0.31	(d)	0.39	(d)	1.69	(d)	162	24.66	(d)
(0.48)	10.69	8.88		0.36		0.78		3.67		10	23.80
(0.73)	10.28	(8.18	)(d)	0.31	(g)	0.74	(g)	2.79	(g)	9	21.63

(0.14)	11.29	6.07	(d)	0.19	(d)	0.27	(d)	1.46	(d)	28	24.66	(d)
(0.51)	10.78	9.28		0.11		0.52		3.92		10	23.80
(0.74)	10.36	(8.10	)(d)	0.07	(g)	0.49	(g)	3.03	(g)	9	21.63

(0.15)	11.28	6.10	(d)	0.12		0.20		1.39		46,620	24.66	(d)
(0.52)	10.77	9.23		0.13		0.39		3.92		43,320	23.80
(0.75)	10.35	(8.09	)(d)	0.09	(g)	0.37	(g)	3.02	(g)	34,823	21.63

See Notes to Financial Statements.	83

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes: Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Class A, C, F, F3, I, R2, R3, R4, R5 and R6 shares; Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6 shares; Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”), Class A, C, F, F3, I, R2, R3, R4, R5 and R6 shares and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”), Class A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6 shares. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. Class F3 shares commenced on April 4, 2017. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize

Notes to Financial Statements (unaudited)(continued)

independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Exchange Traded Funds (“ETF”) actively traded on any recognized exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon

Notes to Financial Statements (unaudited)(continued)

the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal periods ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions in each Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared swaps, there was minimal counterparty risk to the Fund, since such swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities. Multi-Asset Global Opportunity Fund entered into a centrally cleared credit default swap based on a CDX high yield index, which is comprised of a basket of high yield securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Notes to Financial Statements (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Funds, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Floating Rate Loans–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, a Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded

Notes to Financial Statements (unaudited)(continued)

commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2017, each Fund had no unfunded loan commitments.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%

Multi-Asset Global Opportunity Fund’s management fee is .25% of the Fund’s average daily net assets.

For the six months ended June 30, 2017, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Emerging Markets Corporate Debt Fund	.14%
Emerging Markets Currency Fund	.50%
Emerging Markets Local Bond Fund	.00%
Multi-Asset Global Opportunity Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes
	A, C, F, I,
	R2, R3, R4
Fund	and R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.67%	(1)
Emerging Markets Local Bond Fund	.85%	.74%	(1)

(1)	Prior to April 1, 2017 Lord Abbett had contractually agreed to waive its fees and reimburse expenses for Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of 0.77% and 0.79% respectively for Class R6.

For the six months ended June 30, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its management fee at the annual rate of .15% for Multi-Asset Global Opportunity Fund.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only on approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F(4)	Class P(2)	Class R2**	Class R3**	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Class A 12b-1 fee for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

(2)	Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund only.
(3)	Except for Multi-Asset Global Opportunity Fund, each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(4)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2017:

	Distributor	Dealers’
	Commissions	Concessions
Emerging Markets Corporate Debt Fund	$ 2,060	$ 10,171
Emerging Markets Currency Fund	235	1,821
Emerging Markets Local Bond Fund	302	1,787
Multi-Asset Global Opportunity Fund	9,441	59,045

Distributor received the following amount of CDSCs for the six months ended June 30, 2017:

	Class A	Class C
Emerging Markets Corporate Debt Fund	$ –	$ 400
Emerging Markets Currency Fund	25	94
Emerging Markets Local Bond Fund	–	223
Multi-Asset Global Opportunity Fund	7,426	2,564

Other Related Parties

As of June 30, 2017, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 38.32%, 9.55% and 34.92%, respectively.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016, was as follows:

	Emerging Markets		Emerging Markets
	Corporate Debt Fund		Currency Fund
	Six Months Ended		Six Months Ended
	6/30/2017	Year Ended	6/30/2017	Year Ended
	(unaudited)	12/31/2016	(unaudited)	12/31/2016
Distributions paid from:
Ordinary income	$801,591	$1,556,088	$5,904,569	$22,915,705
Total distributions paid	$801,591	$1,556,088	$5,904,569	$22,915,705

	Emerging Markets		Multi-Asset Global
	Local Bond Fund		Opportunity Fund
	Six Months Ended		Six Months Ended
	6/30/2017	Year Ended	6/30/2017	Year Ended
	(unaudited)	12/31/2016	(unaudited)	12/31/2016
Distributions paid from:
Tax-exempt income	$ –	$ –	$ –	$ 22,167
Ordinary income	338,684	–	2,673,521	8,778,337
Net long-term capital gains	–	–	–	2,727,269
Return of capital	–	556,800	–	–
Total distributions paid	$338,684	$556,800	$2,673,521	$11,527,773

As of December 31, 2016, the capital loss carryforwards, which carry forward indefinitely, were as follows:

Emerging Markets Corporate Debt Fund	$178,938
Emerging Markets Currency Fund	99,238,764
Emerging Markets Local Bond Fund	408,316
Multi-Asset Global Opportunity Fund	2,728,487

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets	Emerging Markets
	Corporate Debt Fund	Currency Fund
Tax cost	$42,889,784	$241,381,198
Gross unrealized gain	1,155,784	1,827,699
Gross unrealized loss	(98,937)	(9,880,005)
Net unrealized security gain (loss)	$ 1,056,847	$ (8,052,306)

	Emerging Markets	Multi-Asset Global
	Local Bond Fund	Opportunity Fund
Tax cost	$10,822,523	$241,523,058
Gross unrealized gain	298,174	5,775,025
Gross unrealized loss	(1,018,448)	(16,498,091)
Net unrealized security loss	$ (720,274)	$ (10,723,066)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, amortization of premium and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

	U.S.		U.S.
	Government		Government
	Purchases	Purchases	Sales	Sales
Emerging Markets Corporate Debt Fund	$–	$25,182,113	$–	$ 12,728,497
Emerging Markets Currency Fund	31,653,513	2,518,307	45,604,677	119,439,316
Emerging Markets Local Bond Fund	–	2,858,785	–	2,307,695
Multi-Asset Global Opportunity Fund	–	57,673,349	–	78,023,109

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, Emerging Markets Currency Fund engaged in cross-trades sales of $16,321,626, which resulted in net realized losses of $411,363.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2017 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2017 (as described in note 2(h)) for investment purposes. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2017 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the six months ended June 30, 2017(as described in note 2(n)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a

Notes to Financial Statements (unaudited)(continued)

defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Currency Fund entered into interest rate swaps for the six months ended June 30, 2017 (as described in note 2(m)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since centrally cleared interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of June 30, 2017, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Emerging Markets Corporate Debt Fund

	Interest	Foreign
	Rate	Currency
Asset Derivatives	Contracts	Contracts
Futures Contracts(1)	$21,548	$–

Liability Derivatives
Futures Contracts(1)	$7,553	$–
Forward Foreign Currency Exchange Contracts(2)	$–	$2,231

Emerging Markets Currency Fund

	Interest	Foreign
	Rate	Currency
Asset Derivatives	Contracts	Contracts
Centrally Cleared Interest Rate Swaps(3)	$372,870	$–
Forward Foreign Currency Exchange Contracts(4)	$–	$5,303,909
Futures Contracts(1)	$57,879	$–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$–	$3,202,530

Emerging Markets Local Bond Fund

		Foreign
		Currency
Asset Derivatives		Contracts
Forward Foreign Currency Exchange Contracts(4)		$56,040

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		$32,257

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Global Opportunity Fund
		Foreign
	Equity	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Centrally Cleared Credit Default Swaps(3)	$–	$–	$42,567
Forward Foreign Currency Exchange Contracts(4)	$–	$40,237	$–

Liability Derivatives
Futures Contracts(1)	$88,557	$–	$–
Forward Foreign Currency Exchange Contracts(2)	$–	$542,670	$–

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2017, were as follows:

Emerging Markets Corporate Debt Fund

		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Futures Contracts	$(67,904)	$–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$–	$(2,231)
Futures Contracts	$4,681	$–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$–	$16,033
Futures Contracts(4)	59	–

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund

		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Swaps Contracts	$(80,891)	$–
Forward Foreign Currency Exchange Contracts	$–	$7,589,732
Futures Contracts	$(152,800)	$–
Net Change in Unrealized Appreciation/Depreciation(2)
Swaps Contracts	$372,870	$–
Forward Foreign Currency Exchange Contracts	$–	$9,269,239
Futures Contracts	$(56,960)	$–
Average Number of Contracts/Notional Amounts*
Swaps Contracts(3)	$–	$–
Credit Default Swaps(3)	$38,000,000	$–
Forward Foreign Currency Exchange Contracts(3)	$–	$470,044,788
Futures Contracts(4)	345	–

Emerging Markets Local Bond Fund

		Foreign
		Currency
		Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts		$77,454
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts		$23,928
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)		$6,897,774

Notes to Financial Statements (unaudited)(continued)

		Multi-Asset Global Opportunity Fund
	Interest	Foreign
	Rate	Currency	Equity	Credit
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Swaps Contracts	$–	$–	$–	$(51,895)
Forward Foreign Currency Exchange Contracts	$–	$(381,489)	$–	$–
Futures Contracts	$(77,725)	$–	$884,914	$–
Net Change in Unrealized Appreciation/Depreciation(2)
Swaps Contracts	$–	$–	$42,567	$–
Forward Foreign Currency Exchange Contracts	$–	$(1,829,147)	$–	$–
Futures Contracts	$(92,452)	$–	$111,606	$–
Average Number of Contracts/Notional Amounts*
Swaps Contracts(3)	$–	$–	$–	$2,771,429
Forward Foreign Currency Exchange Contracts(3)	$–	$42,270,090	$–	$–
Futures Contracts(4)	77	–	211	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2017.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,151,152	$–	$1,151,152
Total	$1,151,152	$–	$1,151,152

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,151,152	$–	$–	$(1,151,152)	$–
Total	$1,151,152	$–	$–	$(1,151,152)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,231	$–	$2,231
Total	$2,231	$–	$2,231

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
State Street Bank and Trust	$2,231	$–	$–	$–	$2,231
Total	$2,231	$–	$–	$–	$2,231

		Emerging Markets Currency Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$5,303,909	$–	$5,303,909
Total	$5,303,909	$–	$5,303,909

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$607,131	$(280,522)	$–	$–	$326,609
Barclays Bank plc	790,216	(440,630)	–	–	349,586
Citibank	533,264	(75,328)	(457,936)	–	–
Goldman Sachs	128,414	(128,414)	–	–	–
J.P. Morgan Chase	1,373,265	(1,041,457)	(331,808)	–	–
Morgan Stanley	4,249	(293)	(3,956)	–	–
Standard Chartered Bank	582,048	(67,644)	(420,000)	–	94,404
State Street Bank and Trust	1,206,366	(694,026)	(512,340)	–	–
UBS AG	78,956	(27,443)	–	–	51,513
Total	$5,303,909	$(2,755,757)	$(1,726,040)	$–	$822,112

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,202,530	$–	$3,202,530
Total	$3,202,530	$–	$3,202,530

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$280,522	$(280,522)	$–	$–	$–
Barclays Bank plc	440,630	(440,630)	–	–	–
BNP Paribas S.A.	436,677	–	(280,000)	–	156,677
Citibank	75,328	(75,328)	–	–	–
Goldman Sachs	138,510	(128,414)	–	–	10,096
J.P. Morgan Chase	1,041,457	(1,041,457)	–	–	–
Morgan Stanley	293	(293)	–	–	–
Standard Chartered Bank	67,644	(67,644)	–	–	–
State Street Bank and Trust	694,026	(694,026)	–	–	–
UBS AG	27,443	(27,443)	–	–	–
Total	$3,202,530	$(2,755,757)	$(280,000)	$–	$166,773

		Emerging Markets Local Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$56,040	$–	$56,040
Total	$56,040	$–	$56,040

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$12,280	$(6,514)	$–	$–	$5,766
BNP Paribas S.A.	7,521	(3,437)	–	–	4,084
Citibank	10,698	(2,086)	–	–	8,612
Goldman Sachs	536	(536)	–	–	–
Morgan Stanley	1,047	(150)	–	–	897
State Street Bank and Trust	23,958	(16,508)	–	–	7,450
Total	$56,040	$(29,231)	$–	$–	$26,809

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$32,257	$–	$32,257
Total	$32,257	$–	$32,257

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$6,514	$(6,514)	$–	$–	$–
BNP Paribas S.A.	3,437	(3,437)	–	–	–
Citibank	2,086	(2,086)	–	–	–
Goldman Sachs	2,304	(536)	–	–	1,768
Morgan Stanley	150	(150)	–	–	–
Standard Chartered Bank	7	–	–	–	7
State Street Bank and Trust	16,508	(16,508)	–	–	–
UBS AG	1,251	–	–	–	1,251
Total	$32,257	$(29,231)	$–	$–	$3,026

		Multi-Asset Global Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$40,237	$–	$40,237
Total	$40,237	$–	$40,237

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
State Street Bank and Trust	$40,237	$(40,237)	$–	$–	$–
Total	$40,237	$(40,237)	$–	$–	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$542,670	$–	$542,670
Total	$542,670	$–	$542,670

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Standard Chartered Bank	$324,825	$–	$(270,000)	$–	$54,825
State Street Bank and Trust	217,845	(40,237)	–	–	177,608
Total	$542,670	$(40,237)	$(270,000)	$–	$232,433

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2017.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2017, Emerging Markets Currency Fund participated as a lender in the Interfund Lending Program. The average amount loaned and average interest rate were $13,557,251 and 0.86%, respectively. The Fund earned interest of $958, which is included in the Statement of Operations.

There were no interfund loans outstanding as of June 30, 2017.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the six months ended June 30, 2017:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2016	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2017	Fair Value at 6/30/2017	Net Realized Gain/(Loss) 1/1/2017 to 6/30/2017	Dividend Income 1/1/2017 to 6/30/2017
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	–	837,962	(17,918)	820,045	$17,278,339	$(5,496)	$–
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	1,566,048	13,606	(276,344)	1,303,310	28,894,380	209,564	–
Lord Abbett Investment Trust – Convertible Fund – Class I	–	957,449	(49,148)	908,301	11,417,349	18,206	111,523
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	6,694,865	108,310	(2,439,240)	4,363,935	23,303,415	(2,467,656)	573,914
Lord Abbett Investment Trust – High Yield Fund – Class I	4,772,486	1,495,640	(214,379)	6,053,747	46,492,779	(74,569)	1,301,082
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	–	385,908	–	385,908	4,584,582	–	51,717
Lord Abbett Securities Trust – International Core Equity Fund – Class I	469,166	185,540	(39,735)	614,971	8,037,677	58,784	–
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	13,672,118	232,314	(4,915,369)	8,989,063	65,620,158	(6,799,465)	1,402,656
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,165,421	3,608	(388,515)	780,515	23,165,684	4,213,489	–
Lord Abbett Investment Trust-Short Duration Income Fund – Class I	1,159,263	1,661,249	(2,352,999)	467,513	2,005,629	(7,485)	54,186
Total					$230,799,992	$(4,854,628)	$3,495,078

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Notes to Financial Statements (unaudited)(continued)

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are non-diversified, which means that they each may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond

Notes to Financial Statements (unaudited)(continued)

Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Each of Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund may have limited recourse in such instances.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

Each Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Corporate Debt Fund	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	485,451	$7,488,331	626,280	$9,624,073
Reinvestment of distributions	12,012	185,704	34,340	518,899
Shares reacquired	(283,014)	(4,374,294)	(1,118,621)	(17,046,361)
Increase (decrease)	214,449	$3,299,741	(458,001)	$(6,903,389)

Class C Shares
Shares sold	21,637	$334,805	64,638	$996,895
Reinvestment of distributions	1,514	23,386	2,087	31,622
Shares reacquired	(3,971)	(61,240)	(26,480)	(402,036)
Increase	19,180	$296,951	40,245	$626,481

Class F Shares
Shares sold	578,729	$8,924,030	969,753	$14,302,947
Reinvestment of distributions	22,789	352,430	32,444	489,655
Shares reacquired	(77,693)	(1,195,410)	(1,057,051)	(15,569,272)
Increase (decrease)	523,825	$8,081,050	(54,854)	$(776,670)

Class F3 Shares(a)
Shares sold	648	$10,000	–	$–
Reinvestment of distributions	7	109	–	–
Increase	655	$10,109	–	$–

Class I Shares
Shares sold	110,854	$1,709,096	–	$–
Reinvestment of distributions	13,487	208,382	31,367	473,182
Shares reacquired	(9,062)	(140,371)	(194,229)	(3,031,426)
Increase (decrease)	115,279	$1,777,107	(162,862)	$(2,558,244)

Class R2 Shares
Reinvestment of distributions	176	$2,718	353	$5,339
Increase	176	$2,718	353	$5,339

Class R3 Shares
Reinvestment of distributions	176.43	$2,719	353	$5,339
Increase	176.43	$2,719	353	$5,339

Class R4 Shares
Reinvestment of distributions	15	$231	30	$457
Increase	15	$231	30	$457

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2017		Year Ended
Emerging Markets Corporate Debt Fund	(unaudited)		December 31, 2016
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	71	$1,112	1,634	$23,973
Reinvestment of distributions	53	814	91	1,387
Shares reacquired	(4)	(64)	(69)	(1,072)
Increase	120	$1,862	1,656	$24,288

Class R6 Shares
Reinvestment of distributions	16.43	$254	32	$492
Increase	16.43	$254	32	$492

	Six Months Ended
	June 30, 2017		Year Ended
Emerging Markets Currency Fund	(unaudited)		December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	306,927	$1,620,483	490,790	$2,559,080
Converted from Class B *	3,036	16,109	15,609	81,471
Reinvestment of distributions	68,273	362,586	187,047	966,424
Shares reacquired	(564,345)	(2,986,472)	(1,117,043)	(5,837,072)
Decrease	(186,109)	$(987,294)	(423,597)	$(2,230,097)

Class B Shares
Shares sold	840	$4,415	75	$395
Reinvestment of distributions	145	772	789	4,096
Shares reacquired	(1,564)	(8,229)	(9,196)	(48,819)
Converted to Class A *	(3,024)	(16,109)	(15,538)	(81,471)
Decrease	(3,603)	$(19,151)	(23,870)	$(125,799)

Class C Shares
Shares sold	68,460	$361,815	46,051	$241,406
Reinvestment of distributions	8,901	47,544	27,145	140,843
Shares reacquired	(176,938)	(938,214)	(374,321)	(1,954,356)
Decrease	(99,577)	$(528,855)	(301,125)	$(1,572,107)

Class F Shares
Shares sold	429,400	$2,300,279	394,398	$2,051,518
Reinvestment of distributions	26,534	140,801	78,172	403,921
Shares reacquired	(359,409)	(1,895,959)	(883,313)	(4,597,477)
Increase (decrease)	96,525	$545,121	(410,743)	$(2,142,038)

Class F3 Shares(a)
Shares sold	1,886	$10,015	–	$–
Reinvestment of distributions	21	114	–	–
Shares reacquired	(1)	(5)	–	–
Increase	1,906	$10,124	–	$–

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2017		Year Ended
Emerging Markets Currency Fund	(unaudited)		December 31, 2016
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	123,658	$657,715	22,538,806	$119,250,459
Reinvestment of distributions	991,932	5,247,980	4,101,552	21,172,370
Shares reacquired	(31,183,772)	(162,092,008)	(43,629,353)	(224,196,217)
Decrease	(30,068,182)	$(156,186,313)	(16,988,995)	$(83,773,388)

Class R2 Shares
Shares sold	2,056	$10,911	6,250	$32,694
Reinvestment of distributions	67	354	169	873
Shares reacquired	(3,985)	(21,116)	(7,595)	(39,619)
Decrease	(1,862)	$(9,851)	(1,176)	$(6,052)

Class R3 Shares
Shares sold	29,576	$155,019	34,012	$174,691
Reinvestment of distributions	1,021	5,412	3,281	16,906
Shares reacquired	(33,592)	(175,223)	(35,204)	(183,283)
Increase (decrease)	(2,995)	$(14,792)	2,089	$8,314

Class R4 Shares
Shares sold	2,843	$15,153	–	$–
Reinvestment of distributions	55	295	101	517
Shares reacquired	(34)	(184)	–	–
Increase	2,864	$15,264	101	$517

Class R5 Shares
Shares sold	29	$157	16	$86
Reinvestment of distributions	43	230	106	546
Shares reacquired	(1)	(10)	–	–
Increase	71	$377	122	$632

Class R6 Shares
Shares sold	125,602	$667,568	–	$–
Reinvestment of distributions	94	499	107	554
Shares reacquired	(24,278)	(128,776)	–	–
Increase	101,418	$539,291	107	$554

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2017		Year Ended
Emerging Markets Local Bond Fund	(unaudited)		December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	56,992	$601,761	130,631	$1,385,183
Reinvestment of distributions	21,835	229,766	35,935	375,695
Shares reacquired	(27,334)	(282,484)	(42,532)	(441,764)
Increase	51,493	$549,043	124,034	$1,319,114

Class C Shares
Shares sold	27,982	$295,698	19,543	$205,516
Reinvestment of distributions	984	10,379	1,728	18,065
Shares reacquired	(10,021)	(103,405)	(15,978)	(166,023)
Increase	18,945	$202,672	5,293	$57,558

Class F Shares
Shares sold	38,541	$407,531	58,329	$621,419
Reinvestment of distributions	1,120	11,800	1,197	12,362
Shares reacquired	(6,357)	(67,597)	(48,930)	(488,245)
Increase	33,304	$351,734	10,596	$145,536

Class F3 Shares(a)
Shares sold	950	$10,015	–	$–
Reinvestment of distributions	16	173	–	–
Shares reacquired	–	(5)	–	–
Increase	966	$10,183	–	$–

Class I Shares
Reinvestment of distributions	6,793	$71,440	12,122	$126,613
Increase	6,793	$71,440	12,122	$126,613

Class R2 Shares
Reinvestment of distributions	295	$3,096	525	$5,487
Increase	295	$3,096	525	$5,487

Class R3 Shares
Shares sold	7	$78	–	$–
Reinvestment of distributions	294.40	3,098	526	5,489
Increase	301.40	$3,176	526	$5,489

Class R4 Shares
Reinvestment of distributions	33	$346	58.13	$609
Increase	33	$346	58.13	$609

Class R5 Shares
Reinvestment of distributions	34	$360	60.69	$635
Increase	34	$360	60.69	$635

Class R6 Shares
Reinvestment of distributions	35	$365	61	$641
Increase	35	$365	61	$641

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	June 30, 2017		Year Ended
Multi-Asset Global Opportunity Fund	(unaudited)		December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,770,304	$19,530,730	1,848,399	$19,019,908
Converted from Class B *	29,560	327,608	50,505	516,452
Reinvestment of distributions	131,314	1,461,489	626,033	6,578,705
Shares reacquired	(3,209,973)	(35,375,295)	(5,182,635)	(53,956,237)
Decrease	(1,278,795)	$(14,055,468)	(2,657,698)	$(27,841,172)

Class B Shares
Shares sold	12,221	$120,082	11,095	$101,963
Reinvestment of distributions	1,019	10,223	8,859	84,046
Shares reacquired	(37,155)	(368,829)	(95,974)	(896,511)
Converted to Class A *	(32,795)	(327,608)	(55,877)	(516,452)
Decrease	(56,710)	$(566,132)	(131,897)	$(1,226,954)

Class C Shares
Shares sold	711,117	$7,007,215	423,044	$3,928,011
Reinvestment of distributions	27,682	277,355	157,755	1,497,694
Shares reacquired	(1,179,058)	(11,657,308)	(1,550,694)	(14,490,196)
Decrease	(440,259)	$(4,372,738)	(969,895)	$(9,064,491)

Class F Shares
Shares sold	178,788	$1,988,276	140,441	$1,468,581
Reinvestment of distributions	4,675	52,061	20,204	212,262
Shares reacquired	(137,787)	(1,530,334)	(556,143)	(5,700,647)
Increase (decrease)	45,676	$510,003	(395,498)	$(4,019,804)

Class F3 Shares(a)
Shares sold	1,695	$19,025	–	$–
Reinvestment of distributions	12	132	–	–
Shares reacquired	(5)	(62)	–	–
Increase	1,702	$19,095	–	$–

Class I Shares
Shares sold	574	$6,315	20,562	$210,307
Reinvestment of distributions	536	5,997	9,806	103,921
Shares reacquired	(109,022)	(1,216,288)	(27,553)	(288,891)
Increase (decrease)	(107,912)	$(1,203,976)	2,815	$25,337

Class R2 Shares
Shares sold	1,815	$20,531	4,773	$50,246
Reinvestment of distributions	371	4,216	1,483	15,931
Shares reacquired	(611)	(6,937)	(3,611)	(36,818)
Increase	1,575	$17,810	2,645	$29,359

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	June 30, 2017		Year Ended
Multi-Asset Global Opportunity Fund	(unaudited)		December 31, 2016
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	341,465	$3,747,623	134,579	$1,396,105
Reinvestment of distributions	4,627	51,811	27,218	287,896
Shares reacquired	(523,415)	(5,764,110)	(178,118)	(1,879,782)
Decrease	(177,323)	$(1,964,676)	(16,321)	$(195,781)

Class R4 Shares
Shares sold	15,666	$174,374	–	$–
Reinvestment of distributions	128	1,431	42	442
Shares reacquired	(2,252)	(25,290)	–	–
Increase	13,542	$150,515	42	$442

Class R5 Shares
Shares sold	1,548.45	$17,235	–	$–
Reinvestment of distributions	22.67	255	44	463
Shares reacquired	(4)	(46)	–	–
Increase	1,567.12	$17,444	44	$463

Class R6 Shares
Shares sold	107,336	$1,199,285	478,011	$5,000,000
Reinvestment of distributions	52,665	590,371	182,208	1,932,044
Shares reacquired	(51,503)	(573,246)	–	–
Increase	108,498	$1,216,410	660,219	$6,932,044

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on April 4, 2017.

16.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (“the SEC”) adopted amendments to regulation S-X that, along with other regulatory changes are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for the amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Funds, it expects such impact will be limited to additional financial statement disclosures with no effect on the Funds’ net assets or results of operations.

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of June 30, 2017, Multi-Asset Global Opportunity Fund’s investments in the Underlying Funds were allocated as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	7.48%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	12.52%
Lord Abbett Investment Trust-Convertible Fund - Class I	4.95%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	10.10%
Lord Abbett Investment Trust - High Yield Fund - Class I	20.14%
Lord Abbett Investment Trust - Inflation Focused Fund - Class I	1.99%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	3.48%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	28.43%
Lord Abbett Mid Cap Stock Fund - Class I	10.04%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	0.87%

The Ten Largest Holdings and the Holdings by Sector, as of June 30, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust—Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.95%
Chevron Corp.	3.46%
Pfizer, Inc.	2.94%
Johnson & Johnson	2.79%
Bank of America Corp.	2.50%
Cisco Systems, Inc.	2.20%
AT&T, Inc.	2.20%
General Electric Co.	2.13%
Allstate Corp. (The)	1.84%
Prudential Financial, Inc.	1.82%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.92%
Consumer Staples	8.89%
Energy	10.51%
Financials	25.97%
Health Care	13.73%
Industrials	8.70%
Information Technology	8.48%
Materials	2.68%
Real Estate	4.47%
Telecommunication Services	3.32%
Utilities	5.79%
Repurchase Agreement	0.54%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
XL Group Ltd.	2.05%
Invesco Ltd.	2.05%
M&T Bank Corp.	1.67%
Citizens Financial Group, Inc.	1.63%
KeyCorp	1.49%
Ventas, Inc.	1.48%
Sempra Energy	1.46%
Newell Brands, Inc.	1.44%
Hartford Financial Services Group, Inc.	1.41%
Vornado Realty Trust	1.29%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.70%
Consumer Staples	3.83%
Energy	7.70%
Financials	19.44%
Health Care	6.75%
Industrials	11.86%
Information Technology	6.73%
Materials	5.32%
Real Estate	14.93%
Telecommunication Services	0.66%
Utilities	10.61%
Repurchase Agreement	0.47%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund – Class I

Ten Largest Holdings	% of Investments
Wells Fargo & Co, 7.5%	4.48%
VEREIT, Inc, 3%, 08/01/2018	2.85%
Microchip Technology, Inc, 1.625%, 02/15/2025	2.82%
DISH Network Corp, 3.375%, 08/15/2026	2.46%
Allergan plc, 5.5%,	2.28%
NextEra Energy, Inc, 6.371%	2.13%
Micron Technology, Inc, 2.125%, 02/15/2033	2.11%
Novellus Systems, Inc, 2.625%, 05/15/2041	2.08%
Anthem, Inc, 5.25%	2.06%
Priceline Group, Inc. (The), 1%, 03/15/2018	1.97%

Holdings by Sector*	% of Investments
Automotive	2.80%
Banking	6.01%
Basic Industry	7.51%
Capital Goods	1.42%
Consumer Goods	3.49%
Energy	3.61%
Financial Services	2.38%
Healthcare	16.84%
Information Technology	0.69%
Leisure	4.12%
Media	3.19%
Real Estate	5.04%
Retail	3.72%
Services	0.64%
Technology & Electronics	29.19%
Telecommunications	2.61%
Transportation	1.07%
Utility	4.04%
Repurchase Agreement	1.63%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Brazil Letras do Tesouro Nacional, 0%, 07/01/2017	3.62%
U.S. Treasury Note, .875%, 10/15/2017	2.10%
Wells Fargo Dealer Floorplan Master Note Trust, 1.5922%, 07/20/2019	1.03%
City of Buenos Aires, 23.2062%, 03/29/2024	1.00%
Egypt Treasury Bill, 0%, 11/28/2017	0.97%
Uruguay Treasury Bill, 0%, 10/06/2017	0.96%
Federal National Mortgage Assoc, 3.407%, 11/01/2040	0.92%
Provincia de Mendoza, 24.625%, 06/09/2021	0.87%
H/2 Asset Funding 2014–1 Ltd, 2.348%, 03/19/2037	0.86%
Capital One Multi-Asset Execution Trust, 1.5589%, 03/15/2023	0.83%

Holdings by Sector*	% of Investments
Asset Backed	16.68%
Automotive	2.04%
Banking	6.00%
Basic Industry	2.95%
Capital Goods	1.60%
Collateralized Mortgage Obligation	0.32%
Commercial Mortgage Backed	25.36%
Consumer Goods	1.18%
Energy	8.62%
Financial Services	1.50%
Foreign Sovereign	7.42%
GO—State	0.32%
Government Guaranteed	3.82%
Healthcare	2.02%
Insurance	0.41%
Leisure	1.71%
Media	1.98%
Mortgage Backed	2.50%
Real Estate	2.43%
Retail	0.81%
Service	0.55%
Technology & Electronics	4.43%
Telecommunications	1.50%
Transportation	0.94%
Utility	2.91%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	1.33%
DISH DBS Corp, 7.75%, 07/01/2026	1.19%
T-Mobile USA, Inc, 6.5%, 01/15/2026	0.85%
Navient Corp, 5.875, 03/25/2021	0.85%
Dell International LLC/EMC Corp, 7.125%, 06/15/2024	0.82%
Freeport-McMoRan, Inc, 3.875%,	0.77%
HCA, Inc, 5.25%, 06/15/2026	0.74%
ArcelorMittal (Luxembourg), 6.125%, 06/01/2025	0.61%
MGM Resorts International, 6%, 03/15/2023	0.57%
CCO Holdings LLC/CCO Holdings Capital Corp, 5.875%, 04/01/2024	0.54%

Holdings by Sector*	% of Investments
Automotive	1.81%
Banking	4.24%
Basic Industry	16.56%
Capital Goods	2.92%
Commercial Mortgage Backed	0.03%
Consumer Goods	3.21%
Energy	12.26%
Financial Services	3.39%
Foreign Sovereign	1.06%
Healthcare	8.18%
Industrials	0.01%
Insurance	0.76%
Leisure	6.66%
Materials	0.06%
Media	10.40%
Real Estate	0.47%
Retail	5.31%
Services	3.96%
Technology & Electronics	5.09%
Telecommunications	6.16%
Transportation	3.25%
Utility	2.07%
Repurchase Agreement	2.14%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund – Class I

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.375%, 06/30/2018	1.33%
World Financial Network Credit Card Master Trust, 2.15%, 04/17/2023	0.72%
OneMain Financial Issuance Trust, 4.1%, 03/20/2028	0.70%
HBOS plc, 6.75%, 05/21/2018	0.67%
U.S. Treasury Note, 1.75%, 10/31/2020	0.52%
Wells Fargo Dealer Floorplan Master Note Trust, 1.6599%, 01/20/2022	0.51%
Bank of America Corp, 5.49%, 03/15/2019	0.50%
CarMax Auto Owner Trust, 1.39%, 05/17/2021	0.50%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.49%
MPLX LP, 5.5%, 02/15/2023	0.47%

Holdings by Sector*	% of Investments
Auto	2.68%
Basic Industry	0.33%
Capital Goods	0.92%
Consumer Cyclicals	2.28%
Consumer Discretionary	0.88%
Consumer Services	1.70%
Consumer Staples	0.75%
Energy	9.59%
Financial Services	59.14%
Foreign Government	0.29%
Government	4.06%
Health Care	2.82%
Industrials	0.30%
Information Technology	0.03%
Integrated Oils	0.52%
Materials and Processing	3.10%
Municipal	0.28%
Producer Durables	1.06%
Service	0.10%
Technology	2.55%
Telecommunications	1.21%
Transportation	0.27%
Utilities	2.75%
Repurchase Agreement	2.39%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Roche Holding AG	3.29%
Nestle SA Registered Shares	2.63%
Allianz SE Registered Shares	2.37%
Shire plc	2.23%
Enel SpA	2.14%
ING Groep NV	1.99%
BNP Paribas SA	1.99%
Mitsubishi UFJ Financial Group, Inc.	1.95%
UniCredit SpA	1.85%
Bayer AG Registered Shares	1.85%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.25%
Consumer Staples	9.26%
Energy	5.40%
Financials	25.38%
Health Care	10.29%
Industrials	14.94%
Information Technology	6.63%
Materials	4.62%
Real Estate	3.08%
Telecommunication Services	4.72%
Utilities	4.42%
Repurchase Agrrement	1.01%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Rio Tinto plc ADR	2.40%
Allianz SE Registered Shares	2.16%
Sands China Ltd.	1.86%
Whitecap Resources, Inc.	1.86%
HSBC Holdings plc	1.82%
BAE Systems plc	1.81%
Spark New Zealand Ltd.	1.79%
BASF SE	1.73%
Royal Dutch Shell plc Class A ADR	1.71%
TransCanada Corp.	1.71%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.22%
Consumer Staples	4.95%
Energy	13.80%
Financials	27.19%
Health Care	5.87%
Industrials	9.77%
Information Technology	4.27%
Materials	6.7%
Real Estate	4.75%
Telecommunication Services	7.59%
Utilities	5.45%
Repurchase Agreement	2.44%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Citizens Financial Group, Inc.	2.39%
XL Group Ltd.	2.25%
Cimarex Energy Co.	2.12%
Marathon Oil Corp.	1.91%
E*TRADE Financial Corp.	1.88%
East West Bancorp, Inc.	1.85%
Portland General Electric Co.	1.83%
CSRA, Inc.	1.80%
Noble Energy, Inc.	1.80%
Whirlpool Corp.	1.78%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.68%
Consumer Staples	6.04%
Energy	12.97%
Financials	22.39%
Health Care	5.48%
Industrials	9.98%
Information Technology	11.19%
Materials	6.13%
Real Estate	8.69%
Utilities	2.46%
Repurchase Agreement	5.99%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust Short Duration Fund, Inc.

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.25%, 04/30/2019	1.02%
U.S. Treasury Note, 1.625%, 03/31/2019	0.94%
HBOS plc, 6.75%, 05/21/2018	0.66%
U.S. Treasury Note, 1.37%, 06/30/2018	0.65%
BAMLL Commercial Mortgage Securities Trust, 2.717%, 06/15/2028	0.53%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.49%
Chase Issuance Trust, 1.59%, 02/18/2020	0.49%
BellSouth LLC, 4.285%, 04/26/2018	0.47%
Ladder Capital Commercial Mortgage Securities LLC, 2.8568%, 11/14/2027	0.47%
MPLX LP, 5.5%, 02/15/2023	0.46%

Holdings by Sector*	% of Investments
Automotive	2.47%
Basic Industry	0.26%
Capital Goods	1.08%
Consumer Cyclicals	1.73%
Consumer Discretionary	0.92%
Consumer Services	1.89%
Consumer Staples	0.78%
Energy	9.41%
Financial Services	60.14%
Foreign Government	0.32%
Government	6.15%
Health Care	2.74%
Industrials	0.31%
Integrated Oils	0.09%
Materials and Processing	0.61%
Municipal	3.38%
Producer Durables	0.40%
Technology	0.10%
Telecommunications	1.51%
Transportation	0.30%
Utilities	2.36%
Repurchase Agreement	0.62%
Total	100.00%

*	A sector may comprise several industries.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Global Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Emerging Markets Currency Fund Lord Abbett Emerging Markets Local Bond Fund Lord Abbett Multi-Asset Global Opportunity Fund	LAGF-3 (08/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 25, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 25, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 25, 2017